UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
901 K Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

DAILY INCOME FUND
Portfolio of Investments
Daily Income Fund | September 30, 2015 | (Unaudited)

Corporate Bonds | 2.0% of portfolio	Interest Rate	Maturity Date	Face Amount	Value
General Electric Capital Corp.	1.00%	01/08/16	$ 409,000	$ 409,719
General Electric Capital Corp.	5.00	01/08/16	990,000	1,002,367
PACCAR Financial Corp.	0.80	02/08/16	375,000	375,584
Wal-Mart Stores, Inc.	1.50	10/25/15	2,000,000	2,001,656
Total Corporate Bonds				3,789,326
(Cost $3,789,326)

Commercial Paper | 53.4% of portfolio
Abbott Laboratories (a)	0.15	10/13/15	4,000,000	3,999,800
Abbott Laboratories (a)	0.16	10/27/15	2,500,000	2,499,711
Air Liquide US LLC (a)	0.21	10/30/15	5,200,000	5,199,120
Air Liquide US LLC (a)	0.18	11/25/15	2,000,000	1,999,450
Air Liquide US LLC (a)	0.26	12/02/15	1,000,000	999,552
Air Products & Chemicals Inc. (a)	0.15	10/01/15	1,500,000	1,500,000
American Honda Finance Corp.	0.15	11/05/15	2,000,000	1,999,708
American Honda Finance Corp.	0.25	12/07/15	2,500,000	2,498,837
American Honda Finance Corp.	0.25	12/08/15	2,000,000	1,999,056
American Honda Finance Corp.	0.17	12/11/15	1,300,000	1,299,564
Apple, Inc. (a)	0.10	10/21/15	1,700,000	1,699,906
Apple, Inc. (a)	0.11	10/28/15	2,000,000	1,999,835
Apple, Inc. (a)	0.20	11/10/15	2,000,000	1,999,556
Apple, Inc. (a)	0.21	11/19/15	1,000,000	999,714
Apple, Inc. (a)	0.16	12/17/15	1,700,000	1,699,418
BMW US Capital LLC (a)	0.15	10/08/15	1,000,000	999,971
BMW US Capital LLC (a)	0.16	10/13/15	3,000,000	2,999,840
BMW US Capital LLC (a)	0.16	10/20/15	3,500,000	3,499,705
BMW US Capital LLC (a)	0.23	11/18/15	1,000,000	999,693
Chevron Corp. (a)	0.13	10/07/15	750,000	749,984
Chevron Corp. (a)	0.13	10/22/15	2,000,000	1,999,848
Coca-Cola Co. (a)	0.20	11/05/15	2,500,000	2,499,514
Coca-Cola Co. (a)	0.17	12/07/15	4,000,000	3,998,735
Coca-Cola Co. (a)	0.28	01/26/16	1,000,000	999,090
Conocophillips Qatar Funding Ltd. (a)	0.20	11/20/15	2,000,000	1,999,445
Conocophillips Qatar Funding Ltd. (a)	0.30	12/16/15	3,000,000	2,998,100
Emerson Electric Co. (a)	0.25	11/25/15	2,000,000	1,999,236
General Electric Capital Corp.	0.18	12/01/15	1,410,000	1,409,570
Honeywell International (a)	0.20	10/05/15	2,000,000	1,999,956
Honeywell International (a)	0.18	11/02/15	250,000	249,960
Honeywell International (a)	0.26	12/08/15	3,000,000	2,998,527
John Deere Financial Inc. (a)	0.13	10/21/15	3,000,000	2,999,783
MetLife Funding Inc.	0.15	11/24/15	3,500,000	3,499,213
PACCAR Financial Corp.	0.15	11/09/15	5,150,000	5,149,163
Pfizer Inc. (a)	0.12	10/15/15	2,000,000	1,999,907
Pfizer Inc. (a)	0.24	12/10/15	1,000,000	999,533
Siemans Capital Co. LLC (a)	0.20	12/23/15	3,000,000	2,998,617
Total Capital Canada Ltd. (a)	0.19	11/04/15	4,000,000	3,999,282
Total Capital Canada Ltd. (a)	0.21	11/12/15	4,550,000	4,548,885
Unilever NV (a)	0.15	12/14/15	2,500,000	2,499,229
Unilever NV (a)	0.15	12/22/15	3,000,000	2,998,975
United Technologies Corp. (a)	0.25	11/20/15	2,250,000	2,249,219
Wal-Mart Stores, Inc. (a)	0.14	10/30/15	1,000,000	999,887
Walt Disney Co. (The) (a)	0.11	10/23/15	1,500,000	1,499,899
Total Commercial Paper
(Cost $101,235,993)				101,235,993

DAILY INCOME FUND
Portfolio of Investments
Daily Income Fund | September 30, 2015 | (Unaudited)

U.S. Government & Agency Obligations | 34.8% of portfolio	Interest Rate	Maturity Date	Face Amount	Value
Federal Agricultural Mortgage Corp.	0.20%	12/07/15	$ 2,000,000	$ 1,999,256
Federal Agricultural Mortgage Corp.	0.21	12/11/15	1,000,000	999,586
Federal Agricultural Mortgage Corp.	0.17	01/04/16	2,000,000	1,999,103
Federal Farm Credit Banks Funding Corp.	0.17	12/03/15	4,000,000	3,998,810
Federal Home Loan Bank	0.17	11/13/15	2,500,000	2,499,492
Federal Home Loan Bank	0.17	11/24/15	2,000,000	1,999,490
Federal Home Loan Bank	0.20	12/04/15	1,650,000	1,649,413
Federal Home Loan Bank	0.20	12/09/15	2,000,000	1,999,233
Federal Home Loan Bank	0.11	12/10/15	3,000,000	2,999,358
Federal Home Loan Bank	0.14	12/21/15	3,500,000	3,498,937
Federal Home Loan Bank	0.25	01/11/16	2,000,000	1,998,583
Federal Home Loan Mortgage Corp.	0.16	11/04/15	1,000,000	999,849
Federal Home Loan Mortgage Corp.	0.11	12/15/15	580,000	579,867
Federal Home Loan Mortgage Corp.	0.26	01/12/16	1,700,000	1,698,735
U.S. Treasury Note	0.25	10/15/15	5,000,000	5,000,357
U.S. Treasury Note	1.25	10/31/15	4,000,000	4,003,549
U.S. Treasury Note	4.50	11/15/15	6,000,000	6,032,277
U.S. Treasury Note	1.38	11/30/15	4,000,000	4,008,396
U.S. Treasury Note	0.25	12/15/15	3,000,000	3,001,203
U.S. Treasury Note	0.38	01/15/16	4,000,000	4,003,061
U.S. Treasury Note	2.00	01/31/16	2,000,000	2,011,814
U.S. Treasury Note	4.50	02/15/16	2,000,000	2,032,730
U.S. Treasury Note	0.38	02/15/16	3,000,000	3,001,720
U.S. Treasury Note	0.25	02/29/16	2,000,000	1,999,929
U.S. Treasury Note	0.38	03/15/16	2,000,000	2,002,407
Total U.S. Government & Agency Obligations
(Cost $66,017,155)				66,017,155

Money Market Fund | 9.8% of portfolio			Shares
State Street Institutional Liquid Reserves Fund (Premier Class)	0.13 (b)		18,636,147	18,636,147
Total Money Market Fund
(Cost $18,636,147)				18,636,147

Total Investments in Securities
(Cost $189,678,621) | 100%				$ 189,678,621

(a)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $83,380,882 and represents 44.0% of total investments.

(b) 7-day yield at September 30, 2015.

LLC - Limited Liability Company
NV - Naamloze Vennottschap

At September 30, 2015, the cost of investment securities for tax purposes was $189,678,621.  There were no unrealized gains or losses.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 101,235,993	$ -	$ 101,235,993
U.S. Government & Agency Obligations	$ -	$ 66,017,155	$ -	$ 66,017,155
Corporate Bonds	$ -	$ 3,789,326	$ -	$ 3,789,326
Cash Equivalents	$ 18,636,147	$ -	$ -	$ 18,636,147
	$ 18,636,147	$ 171,042,474	$ -	$ 189,678,621

There were no transfers between levels during the period ended September 30, 2015.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | September 30, 2015 | (Unaudited)

Corporate Bonds | 31.5% of portfolio
	Interest Rate		Maturity Date	Face Amount	Value
Altitude Investments 17 LLC	2.68%		11/08/25	$ 869,765	$ 870,074
American Express Bank FSB	1.55		10/23/17	250,000	250,139
American Express Centurion Bank	1.45		06/04/18	250,000	247,997
Banco Bilbao Vizcaya Argentaria Puerto Rico	1.50		04/20/17	150,000	150,077
Capital One NA	1.60		07/16/18	250,000	249,279
Capital One Bank USA NA	1.65		07/09/18	250,000	249,348
Comenity Capital Bank	0.75		02/25/16	250,000	250,382
Compass Bank	1.30		07/31/17	250,000	249,951
Discover Bank	1.05		09/26/16	250,000	250,182
Ethiopian Leasing (2012) LLC	2.68		07/30/25	172,695	177,647
FirstBank Puerto Rico	0.70		11/30/15	250,000	250,190
GE Capital Bank	1.50		10/17/17	250,000	250,504
Goldman Sachs Bank USA	1.00		01/30/17	200,000	200,520
Lulwa Ltd.	1.83		03/26/25	809,621	801,134
Mexican Aircraft Finance IV	2.54		07/13/25	427,081	436,434
Mexican Aircraft Finance V	2.33		01/14/27	517,500	521,258
Micron Semiconductor Asia PTE LTD	1.26		01/15/19	4,298,700	4,298,739
Petroleos Mexicanos	2.00		12/20/22	750,000	757,163
Petroleos Mexicanos	2.46		12/15/25	1,000,000	1,015,871
Safina LTD	1.55		01/15/22	695,666	694,793
Safina LTD	2.00		12/30/23	1,522,635	1,529,412
Sallie Mae Bank	1.50		10/16/17	250,000	250,136
Salmon River Export LLC	2.19		09/15/26	235,114	235,534
Sandalwood 2013 LLC	2.82		02/12/26	577,805	597,556
Santa Rosa Leasing LLC	1.69		08/15/24	76,617	75,815
Sayarra LTD	2.77		10/29/21	30,441	31,548
Tagua Leasing LLC	1.90		07/12/24	770,904	769,718
Tagua Leasing LLC	1.73		09/18/24	770,366	761,755
Union 11 Leasing LLC	2.41		01/23/24	736,872	752,723
Union 16 Leasing LLC	1.86		01/22/25	808,585	803,269
VRG Linhas Aéreas SA	0.62		02/14/16	250,000	250,084
VRG Linhas Aéreas SA	0.98		03/13/18	5,000,000	4,988,955
Wells Fargo Bank	0.79	(a)	04/29/16	100,000	99,000
Worlds Foremost Bank	1.50		06/11/18	200,000	198,386
Total Corporate Bonds
(Cost $23,448,203)					23,515,573

Mortgage-Backed Securities | 3.7% of portfolio
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	285,900	291,913
GNMA #2602	6.00		06/20/28	25,944	29,496
GNMA #8004	1.63	(a)	07/20/22	13,914	14,306
GNMA #8006	1.63	(a)	07/20/22	11,518	11,955
GNMA #8038	1.63	(a)	08/20/22	7,261	7,533
GNMA #8040	2.00	(a)	08/20/22	18,775	19,414
GNMA #8054	1.63	(a)	10/20/22	4,496	4,536
GNMA #8076	1.63	(a)	11/20/22	7,599	7,874
GNMA #8102	4.00	(a)	02/20/16	123	123
GNMA #8103	4.00	(a)	02/20/16	496	497
GNMA #8157	1.75	(a)	03/20/23	12,382	12,858
GNMA #8191	1.75	(a)	05/20/23	23,081	23,889
GNMA #8215	2.00	(a)	04/20/17	464	467
GNMA #8259	1.63	(a)	08/20/23	6,489	6,755
GNMA #8297	4.00	(a)	12/20/17	2,832	2,915
GNMA #8332	3.50	(a)	03/20/18	1,435	1,472
GNMA #8344	3.50	(a)	04/20/18	5,928	6,070
GNMA #8384	1.75	(a)	03/20/24	3,158	3,243
GNMA #8393	4.00	(a)	08/20/18	2,328	2,387
GNMA #8400	2.00	(a)	08/20/18	4,026	4,079
GNMA #8405	4.00	(a)	09/20/18	3,487	3,604
GNMA #8423	1.75	(a)	05/20/24	4,406	4,553

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | September 30, 2015 | (Unaudited)

Mortgage-Backed Securities | continued
	Interest Rate		Maturity Date	Face Amount	Value
GNMA #8429	4.00	%(a)	11/20/18	$ 3,972	$ 4,091
GNMA #8459	1.63	(a)	07/20/24	6,885	7,167
GNMA #8499	3.00	(a)	05/20/19	4,089	4,128
GNMA #8518	1.63	(a)	10/20/24	7,322	7,519
GNMA #8532	2.50	(a)	10/20/24	9,227	9,527
GNMA #8591	1.75	(a)	02/20/25	16,246	16,539
GNMA #8638	1.75	(a)	06/20/25	8,907	9,179
GNMA #8648	1.63	(a)	07/20/25	16,568	16,670
GNMA #8663	2.00	(a)	07/20/25	11,379	11,811
GNMA #8680	3.50	(a)	08/20/20	6,649	6,866
GNMA #8687	2.50	(a)	08/20/25	3,114	3,241
GNMA #8702	3.00	(a)	10/20/20	3,404	3,524
GNMA #8747	1.63	(a)	11/20/25	6,958	7,226
GNMA #8807	1.63	(a)	07/20/21	6,857	7,085
GNMA #8836	1.63	(a)	09/20/21	7,287	7,526
GNMA #8847	1.75	(a)	04/20/26	9,290	9,576
GNMA #8869	1.63	(a)	11/20/21	22,770	23,642
GNMA #8873	2.50	(a)	11/20/21	11,529	11,905
GNMA #8877	1.75	(a)	05/20/26	2,216	2,276
GNMA #8883	1.63	(a)	12/20/21	7,434	7,608
GNMA #8915	1.75	(a)	02/20/22	7,440	7,708
GNMA #8934	1.75	(a)	03/20/22	13,310	13,790
GNMA #8978	1.75	(a)	05/20/22	29,551	30,740
GNMA #80053	1.75	(a)	03/20/27	2,052	2,121
GNMA #80058	1.75	(a)	04/20/27	1,920	1,978
GNMA #80185	1.75	(a)	04/20/28	18,629	19,227
GNMA #80264	1.75	(a)	03/20/29	14,224	14,600
GNMA #80283	1.75	(a)	05/20/29	13,313	13,672
GNMA #80300	1.63	(a)	07/20/29	11,122	11,584
GNMA #80309	1.63	(a)	08/20/29	5,466	5,693
GNMA #80363	1.75	(a)	01/20/30	41,869	43,441
GNMA #80426	1.63	(a)	07/20/30	1,583	1,649
GNMA #80452	1.63	(a)	09/20/30	12,282	12,781
GNMA #80475	1.63	(a)	12/20/30	7,750	7,872
GNMA #80577	1.75	(a)	02/20/32	2,123	2,204
GNMA #80684	1.75	(a)	04/20/33	8,914	9,176
GNMA #81129	2.13	(a)	10/20/34	198,365	204,455
GNMA #583189	4.50		02/20/17	8,824	9,227
GNMA #607494	5.00		04/15/19	10,244	10,825
GNMA #616274	5.00		02/15/19	7,718	8,150
GNMA 2002-20	4.50		03/20/32	13,244	14,485
GNMA 2003-11	4.00		10/17/29	18,840	20,066
GNMA 2003-12	4.50		02/20/32	1,324	1,331
GNMA 2003-26	0.66	(a)	04/16/33	5,169	5,199
GNMA 2003-97	4.50		03/20/33	16,211	16,986
GNMA 2004-17	4.50		12/20/33	46,622	49,901
GNMA 2004-102	5.50		04/20/34	34,040	36,284
GNMA 2010-113	2.50		02/16/40	297,875	301,991
GNMA 2012-143	1.50		12/16/27	695,345	688,004
GNMA 2013-131	0.56	(a)	09/16/43	346,631	348,478
GNMA #MA0668	2.00		12/20/27	205,286	205,752
Total Mortgage-Backed Securities
(Cost $2,695,289)					2,756,415

Asset-Backed Securities | 0.2% of portfolio
Small Business Administration 98-20D	6.15		04/01/18	4,687	4,969
Small Business Administration 98-20E	6.30		05/01/18	4,730	5,021
Small Business Administration 98-20H	6.15		08/01/18	2,369	2,517
Small Business Administration 99-20D	6.15		04/01/19	8,389	8,842
Small Business Administration 04-20B	4.72		02/01/24	27,698	29,508

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | September 30, 2015 | (Unaudited)

Asset-Backed Securities | continued
	Interest Rate/Yield		Maturity Date	Face Amount	Value
Small Business Administration 04-20C	4.34%		03/01/24	$ 43,510	$ 45,961
Small Business Administration Pool # 100075	3.50		05/25/19	13,340	13,560
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	4,933	4,921
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	1,616	1,629
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	14,953	14,977
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	3,389	3,354
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	571	568
Small Business Investment Companies 02-20K	5.08		11/01/22	10,291	11,063
Small Business Investment Companies 07-10A	5.38		03/10/17	4,705	4,785
Total Asset-Backed Securities
(Cost $142,996)					151,675

Municipal Bonds | 3.0% of portfolio
Carmel, Indiana Redevelopment District	7.80		01/15/29	500,000	532,915
Cook County, Illinois Community Consolidated School District	0.00	(c)	12/01/15	1,050,000	1,049,580
DuPage & Cook County Illinois Community School District	5.25		01/01/26	110,000	111,344
Illinois Housing Development Authority, Illinois	4.13		10/20/16	305,000	308,557
Jefferson County Colorado	0.00	(c)	03/01/16	200,000	199,814
Total Municipal Bonds
(Cost $2,240,732)					2,202,210

U. S. Government and Agency Obligations | 53.8% of portfolio
National Archives Facility Trust	8.50		09/01/19	23,996	27,624
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,725,625
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	1,063,518
Overseas Private Investment Corp.	1.32	(d)	02/19/18	2,533,926	2,637,685
Overseas Private Investment Corp.	1.14	(e)	06/10/18	4,000,000	4,156,732
Overseas Private Investment Corp.	1.30		06/15/19	535,714	536,356
Overseas Private Investment Corp.	0.83	(e)	11/08/19	2,000,000	2,033,008
Overseas Private Investment Corp.	1.50	(e)	11/15/20	1,000,000	1,051,650
Overseas Private Investment Corp.	3.37		05/15/21	653,267	689,599
Overseas Private Investment Corp.	2.07		05/15/21	681,685	688,079
Overseas Private Investment Corp.	2.52		09/15/22	1,000,000	1,024,210
Overseas Private Investment Corp.	2.51		05/15/25	2,198,082	2,247,934
Philippine Power Trust I (b)	5.40		09/26/18	178,571	189,423
Private Export Funding Corp.	2.53		07/15/16	500,000	506,074
The Financing Corp.	0.00	(c)	10/06/17	500,000	491,349
The Financing Corp.	0.00	(c)	02/08/18	500,000	487,957
U.S. Department of Housing and Urban Development	7.91		08/01/17	10,000	10,006
U.S. Department of Housing and Urban Development	5.77		08/01/17	130,000	130,552
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,040,189
U.S. Department of Housing and Urban Development	7.93		08/01/18	40,000	40,048
U.S. Department of Housing and Urban Development	1.88		08/01/19	2,000,000	2,022,302
U.S. Department of Housing and Urban Development	5.45		08/01/19	800,000	832,428
U.S. Department of Housing and Urban Development	6.07		08/01/21	145,000	146,139
U.S. Department of Housing and Urban Development	6.12		08/01/22	247,000	249,562
U.S. Department of Housing and Urban Development	5.77		08/01/26	500,000	515,583
United States Treasury Note	1.50		06/30/16	1,000,000	1,009,076
United States Treasury Note	1.00		08/31/16	1,000,000	1,005,560
United States Treasury Note	0.75		01/15/17	500,000	501,843
United States Treasury Note	0.75		03/15/17	1,000,000	1,003,464
United States Treasury Note	0.88		06/15/17	1,000,000	1,004,857
United States Treasury Note	1.88		08/31/17	1,500,000	1,535,215
United States Treasury Note	1.00		09/15/17	1,000,000	1,007,122
United States Treasury Note	0.88		01/15/18	1,000,000	1,002,604
United States Treasury Note	0.75		04/15/18	4,000,000	3,994,064
United States Treasury Note	1.38		09/30/18	1,000,000	1,013,099
United States Treasury Note	1.63		04/30/19	500,000	509,147
Total U.S. Government and Agency Obligations
(Cost $39,707,523)					40,129,683

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | September 30, 2015 | (Unaudited)

Commercial Paper | 5.6% of portfolio
	Interest Rate/Yield	Maturity Date	Face Amount	Value
Laclede Gas Co. (b)	0.42%	10/21/15	$ 355,000	$ 354,917
Northwestern Corp (b)	0.45	10/02/15	1,485,000	1,484,981
Northwestern Corp (b)	0.50	10/08/15	1,178,000	1,177,885
Southern Company Funding Corp. (b)	0.44	10/09/15	863,000	862,916
Virginia Electric & Power Co.	0.44	10/26/15	286,000	285,913
Total Commercial Paper
(Cost $4,166,612)				4,166,612

Money Market Fund | 2.2% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class)	0.13 (f)		1,640,394	1,640,394
Total Money Market Fund
(Cost $1,640,394)				1,640,394

Total Investment in Securities
(Cost $74,041,749) | 100%				$ 74,562,562

(a) Variable coupon rate as of September 30, 2015.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $4,362,035 and represents 5.9% of total investments.
(c) Zero coupon rate.
(d) Interest is paid at maturity.
(e) Interest is paid at put date.
(f) 7-day yield at September 30, 2015.

At September 30, 2015, the cost of investment securities for tax purposes was $74,041,749.  Net unrealized appreciation of investment securities was $520,813 consisting of unrealized gains of $611,424 and unrealized losses of $90,611.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 39,940,260	$ 189,423	$ 40,129,683
Corporate Bonds	$ -	$ 23,515,573	$ -	$ 23,515,573
Commercial Paper	$ -	$ 4,166,612	$ -	$ 4,166,612
Mortgage-Backed Securities	$ -	$ 2,756,415	$ -	$ 2,756,415
Municipal Bonds	$ -	$ 2,202,210	$ -	$ 2,202,210
Asset-Backed Securities	$ -	$ 151,675	$ -	$ 151,675
Cash Equivalents	$ 1,640,394	$ -	$ -	$ 1,640,394
	$ 1,640,394	$ 72,732,745	$ 189,423	$ 74,562,562

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

		U.S. Government & Agency Obligations	Total
Balance as of December 31, 2014		$ -	$ -
Purchase at cost		-	-
Sales at proceeds		-	-
Realized gain/(loss)		-	-
Change in unrealized appreciation/(depreciation)		-	-
Accretion/(amortization)		-	-
Transfer into Level 3		189,423	189,423
Transfer out of Level 3		-	-
Balance as of September 30, 2015		$ 189,423	$ 189,423

There was one security transferred from Level 2 to Level 3, due to pricing by third party with no visibility into assumptions, in addition to lack of recent trade activity. There were no other transfers between levels. Transfers are reported using values at the end of the reporting period.

At September 30, 2015, the Short-Term Government Securities Fund held one security with a fair value of $189,423 classified as Level 3 in the fair value hierarchy. The security valued by an external pricing service and observable inputs were not available.

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Corporate Bonds | 31.0% of portfolio	Interest		Maturity	Face
Consumer Discretionary | 0.2%	Rate		Date	Amount	Value
Media
ABC Inc.	8.75%		08/15/21	$ 810,000	$ 1,060,091
Total Consumer Discretionary					1,060,091

Consumer Staples | 1.3%
Beverages
PepsiCo Inc.	0.70		02/26/16	525,000	525,544
PepsiCo Inc.	0.54	(a)	02/26/16	525,000	525,195
PepsiCo Inc.	1.13		07/17/17	950,000	953,810
Food and Staples Retailing
Wal-Mart Stores Inc.	1.95		12/15/18	1,175,000	1,199,686
Personal Products
Colgate-Palmolive Co.	0.90		05/01/18	550,000	546,244
Colgate-Palmolive Co.	1.75		03/15/19	1,025,000	1,035,123
Procter & Gamble Co. (The)	1.90		11/01/19	1,625,000	1,641,736
Tobacco
Phillip Morris International Inc.	1.25		11/09/17	500,000	500,102
Total Consumer Staples					6,927,440

Energy | 2.4%
Oil, Gas, & Consumable Fuels
ANR Pipeline Co.	9.63		11/01/21	1,025,000	1,363,842
Chevron Corp.	0.89		06/24/16	2,075,000	2,082,412
Chevron Corp.	1.35		11/15/17	500,000	501,733
Chevron Corp.	1.10		12/05/17	475,000	473,096
Chevron Corp.	1.37		03/02/18	1,400,000	1,401,116
Chevron Corp.	1.72		06/24/18	975,000	982,633
Chevron Corp.	2.19		11/15/19	375,000	379,071
ConocoPhillips Co.	1.50		05/15/18	965,000	964,176
Colonial Pipeline Co. (b)	3.50		10/15/20	875,000	910,145
Exxon Mobil Corp.	1.82		03/15/19	1,050,000	1,058,849
Exxon Mobil Corp.	1.31		03/06/18	3,300,000	3,307,303
Total Energy					13,424,376

Financials | 8.5%
Banks
Agricultural Bank of China NY	1.24	(a)	05/21/18	665,000	664,789
Agricultural Bank of China NY	2.00		05/21/18	915,000	913,519
American Express Bank FSB	1.65		07/09/18	250,000	249,347
American Express Centurion Bank	1.60		06/25/18	250,000	248,329
Bank of America NA	0.62	(a)	06/15/16	2,025,000	2,019,312
Bank of America NA	0.64	(a)	06/15/17	1,550,000	1,539,442
Bank of America NA	1.75		06/05/18	1,250,000	1,247,400
Capital One Bank USA NA	1.65		07/09/18	250,000	249,348
Capital One NA	1.60		07/16/18	250,000	249,279
Comenity Capital Bank	1.75		08/10/18	250,000	250,413
Compass Bank	1.30		07/31/17	250,000	249,951
Credit Suisse New York	1.34	(a)	09/13/16	1,980,000	1,991,011
Discover Bank	1.65		07/09/18	250,000	249,348
Goldman Sachs Bank USA	1.65		07/16/18	250,000	249,279
Industrial & Commercial Bank of China NY	1.50	(a)	11/13/17	250,000	251,011
Industrial & Commercial Bank of China NY	2.35		11/13/17	250,000	251,673
JP Morgan Chase Bank NA	0.67	(a)	06/13/16	14,300,000	14,269,355
Landesbank Baden-Wuerttemberg NY	5.05		12/30/15	7,650,000	7,725,123
Union Bank NA	5.95		05/11/16	525,000	540,499
Sallie Mae Bank	1.50		10/30/17	250,000	250,041

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
State Bank of India NY	1.60%		12/05/17	$ 250,000	$ 249,622
UBS AG, Stamford CT	1.80		03/26/18	1,675,000	1,674,256
World's Foremost Bank	1.70		07/16/18	200,000	199,424
Capital Markets
Vesey Street Investment Trust I	4.40		09/01/16	2,275,000	2,335,879
Consumer Finance
General Electric Capital Corp.	1.16	(a)	12/20/17	1,100,000	1,107,691
Insurance
Pricoa Global Funding I (b)	1.60		05/29/18	1,700,000	1,697,265
Diversified Financial Services
Fixed Income Trust for Wal-Mart Stores Inc. (b)	3.00		02/15/24	192,864	188,118
Xtra Finance Corp.	5.15		04/01/17	4,650,000	4,913,478
Real Estate Management & Development
Fishers Lane LLC (b)	2.03		04/05/17	790,000	790,379
Total Financials					46,814,581

Health Care | 2.0%
Health Care Equipment & Supplies
Baxter International Inc.	0.95		06/01/16	825,000	825,414
Baxter International Inc.	1.85		01/15/17	2,250,000	2,267,836
Health Care Providers & Services
UnitedHealth Group Inc.	0.85		10/15/15	550,000	550,060
UnitedHealth Group Inc.	1.40		12/15/17	825,000	824,152
UnitedHealth Group Inc.	1.90		07/16/18	250,000	252,610
Pharmaceuticals
Bristol-Myers Squibb Co.	0.88		08/01/17	4,125,000	4,107,650
Johnson & Johnson	1.13		11/21/17	750,000	754,826
Johnson & Johnson	1.88		12/05/19	775,000	787,795
Merck & Co., Inc.	1.85		02/10/20	475,000	476,093
Total Health Care					10,846,436

Industrials | 2.1%
Aerospace & Defense
Rockwell Collins Inc.	0.69	(a)	12/15/16	1,175,000	1,172,990
United Technologies Corp.	1.78		05/04/18	1,000,000	998,140
Industrial Conglomerates
General Electric Co.	0.85		10/09/15	550,000	550,030
General Electric Co.	5.25		12/06/17	3,900,000	4,223,747
Machinery
Caterpillar Inc.	1.50		06/26/17	500,000	503,013
Road & Rail
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	547,160	578,622
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	95,604	103,074
Skyway Concession Co. LLC (b)	0.61	(a)	06/30/17	3,825,000	3,652,875
Total Industrials					11,782,491

Information Technology | 4.1%
Communications Equipment
Cisco Systems Inc.	0.61	(a)	03/03/17	1,650,000	1,649,979
Cisco Systems Inc.	1.10		03/03/17	600,000	601,975
IT Services
Dun & Bradstreet Corp.	2.88		11/15/15	990,000	990,955
Software
Microsoft Corp.	0.88		11/15/17	250,000	250,108
Microsoft Corp.	1.00		05/01/18	900,000	901,229
Microsoft Corp.	1.63		12/06/18	675,000	684,000

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Oracle Corp.	0.48	%(a)	07/07/17	$ 4,600,000	$ 4,596,752
Technology Hardware, Storage & Peripherals
Intel Corp.	1.35		12/15/17	950,000	948,301
Apple Inc.	1.00		05/03/18	8,150,000	8,112,494
Apple Inc.	1.05		05/05/17	1,650,000	1,656,356
Apple Inc.	2.10		05/06/19	2,100,000	2,132,619
Total Information Technology					22,524,768

Materials | 1.9%
Chemicals
PetroLogistics LP	6.25		04/01/20	9,680,000	10,188,200
Total Materials					10,188,200

Utilities | 8.3%
Electric Utilities
Ameren Illinois Co.	6.25		04/01/18	450,000	501,532
Ameren Illinois Co.	6.20		06/15/16	5,000,000	5,183,670
Atlantic City Electric Co.	4.35		04/01/21	1,625,000	1,762,625
Connecticut Light & Power Co.	5.75		09/01/17	325,000	350,983
Duke Energy Indiana Inc.	0.64	(a)	07/11/16	1,450,000	1,449,987
Entergy Louisiana LLC	4.80		05/01/21	1,175,000	1,299,767
Georgia Power Co.	0.66	(a)	03/15/16	850,000	849,323
Georgia Power Co.	0.72	(a)	08/15/16	4,100,000	4,091,829
Gulf Power Co.	5.90		06/15/17	9,250,000	9,958,457
Public Service Co. of New Hampshire	4.50		12/01/19	2,575,000	2,794,421
San Diego Gas & Electric Co.	1.91		02/01/22	1,383,572	1,377,071
Southern California Edison Co.	1.13		05/01/17	325,000	324,242
Southern California Edison Co.	1.25		11/01/17	870,000	865,597
Southern California Edison Co.	1.85		02/01/22	6,058,929	6,043,048
Union Electric Co.	5.10		08/01/18	975,000	1,061,486
Gas Utillities
Questar Corp.	2.75		02/01/16	2,825,000	2,843,230
Southern Natural Gas Company, LLC	4.40		06/15/21	1,100,000	1,137,674
WGL Holdings Inc.	2.25		11/01/19	2,125,000	2,140,965
Water Utillities
California Water Service Co.	5.88		05/01/19	1,275,000	1,444,556
Total Utilities					45,480,463

Telecomunication Services | 0.2%
Wireless Telecommunication Services
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,316,816
Total Telecommunication Services					1,316,816
Total Corporate Bonds
(Cost $169,577,091)					170,365,662

Yankee Bonds | 9.2% of portfolio
Alibaba Group Holding Ltd. (b)	2.50		11/28/19	1,275,000	1,251,270
African Development Bank	6.88		10/15/15	4,825,000	4,829,396
African Development Bank	8.80		09/01/19	250,000	311,409
Bayer US Finance LLC (b)	1.50		10/06/17	350,000	351,027
Canadian National Railway Co.	7.20		01/02/16	1,945,355	1,972,540
CNOOC Finance (2013) Ltd.	1.13		05/09/16	2,680,000	2,676,564
CNOOC Nexen Finance (2014) ULC	1.63		04/30/17	3,460,000	3,453,557
CNOOC Nexen Finance (2015) Australia Pty Ltd.	2.63		05/05/20	425,000	418,915
Commonwealth Bank of Australia (b)	1.58	(a)	03/31/17	800,000	801,174
Compagnie de Financement Foncier	0.27	(a)	03/22/17	2,100,000	2,074,880
Daimler Finance NA LLC (b)	1.25		01/11/16	1,175,000	1,176,338

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Yankee Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Daimler Finance NA LLC (b)	1.38%		08/01/17	$ 400,000	$ 394,964
Daimler Finance NA LLC (b)	0.64	(a)	08/01/17	775,000	766,584
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	501,445
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,165,130
Diageo Capital plc	0.63		04/29/16	1,375,000	1,372,302
Export-Import Bank of Korea	1.03	(a)	11/26/16	1,000,000	1,000,458
GlaxoSmithKline Capital Corp.	0.70		03/18/16	925,000	926,296
Glencore Funding LLC (b)	1.35	(a)	04/16/18	700,000	604,736
Hydro-Quebec	6.27		01/03/26	80,000	98,515
Hypothekenbank Frankfurt International SA	0.23	(a)	07/12/16	930,000	917,323
International Bank for Reconstruction and Development	0.00	(d)	05/01/18	295,000	282,506
Nexen Energy ULC	5.65		05/15/17	220,000	232,992
Pentair Finance S.A.	2.90		09/15/18	950,000	953,153
Shell International Finance BV	1.90		08/10/18	3,175,000	3,211,306
Shell International Finance BV	2.13		05/11/20	665,000	665,735
Sinopec Group Overseas Development (2014) Ltd.(b)	1.75		04/10/17	1,075,000	1,074,719
Sinopec Group Overseas Development (2015) Ltd.(b)	2.50		04/28/20	1,075,000	1,059,393
Statoil ASA	1.25		11/09/17	2,500,000	2,493,085
Statoil ASA	1.95		11/08/18	325,000	327,058
Total Capital Canada Ltd.	0.67	(a)	01/15/16	1,175,000	1,175,772
Total Capital International SA	1.00		08/12/16	2,000,000	2,006,944
TransCanada PipeLines Ltd.	0.75		01/15/16	3,575,000	3,572,290
TransCanada PipeLines Ltd.	1.88		01/12/18	775,000	778,555
TransCanada PipeLines Ltd.	1.08	(a)	01/12/18	2,350,000	2,351,018
Vodafone Group plc	0.72	(a)	02/19/16	850,000	849,447
Volkswagen Group of America Finance LLC (b)	1.25		05/23/17	1,650,000	1,592,844
Volkswagen International Finance NV (b)	1.15		11/20/15	650,000	649,317
Total Yankee Bonds
(Cost $50,292,114)					50,340,957

Asset Backed Securities | 24.6% of portfolio
Access Group Inc. 01	0.62	(a)	05/25/29	1,124,171	1,065,671
Access Group Inc. 04-A	0.52	(a)	04/25/29	512,073	506,950
Access Group Inc. 05-B	0.49	(a)	07/25/22	118,842	118,456
Ally Master Owner Trust 13-1	0.62	(a)	02/15/18	925,000	925,288
Ally Master Owner Trust 13-1	1.00		02/15/18	925,000	925,543
Ally Master Owner Trust 14-1	0.64	(a)	01/15/19	1,450,000	1,447,906
Ally Master Owner Trust 14-1	1.29		01/15/19	1,725,000	1,727,042
Ally Master Owner Trust 14-2	0.54	(a)	01/16/18	2,325,000	2,324,786
Ally Master Owner Trust 14-3	1.33		03/15/19	1,500,000	1,502,128
Ally Master Owner Trust 14-4	0.57	(a)	06/17/19	4,025,000	4,019,357
Ally Master Owner Trust 14-4	1.43		06/17/19	4,075,000	4,082,062
Ally Master Owner Trust 14-5	0.66	(a)	10/15/19	4,500,000	4,489,897
Ally Master Owner Trust 14-5	1.60		10/15/19	4,000,000	4,022,380
Ally Master Owner Trust 15-2	1.83		01/15/21	725,000	729,016
American Credit Acceptance Receivable 13-1 (b)	1.45		04/16/18	61,502	61,503
Axis Equipment Finance Receivables LLC 13-1 (b)	1.75		03/20/17	309,395	309,112
Axis Equipment Finance Receivables LLC 15-1 (b)	1.90		03/20/20	1,499,979	1,498,785
Capital Auto Receivables Asset Trust 14-2	0.91		04/20/17	7,600,000	7,599,597
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		07/10/22	1,708,333	1,711,275
College Loan Corp Trust 07-2	0.55	(a)	01/25/24	19,395,000	18,738,557
CPS Auto Trust 11-B (b)	3.68		09/17/18	60,717	61,013
CPS Auto Trust 11-C (b)	4.21		03/15/19	111,690	112,588
CPS Auto Trust 12-A (b)	2.78		06/17/19	100,118	100,701
CPS Auto Trust 13-A (b)	1.31		06/15/20	805,235	799,500
CPS Auto Trust 13-B (b)	1.82		09/15/20	797,504	794,620

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Asset Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
CPS Auto Trust 13-C (b)	1.64%		04/16/18	$ 951,457	$ 950,254
CPS Auto Trust 13-D (b)	1.54		07/16/18	222,282	221,790
CPS Auto Trust 14-C (b)	1.31		02/15/19	2,104,130	2,091,367
CPS Auto Trust 15-A (b)	1.53		07/15/19	2,194,043	2,183,472
Edlinc Student Loan Funding Trust 12-A (b)	3.18	(a)	10/01/25	3,907,750	3,856,977
Education Loan Asset Backed Trust 13-1 (b)	1.17	(a)	11/25/33	6,093,411	5,666,013
Element Rail Leasing I LLC 14-1 (b)	2.30		04/19/44	2,970,476	2,955,754
Element Rail Leasing I LLC 15-1 (b)	2.71		02/19/45	1,042,538	1,053,035
Entergy New Orleans Storm Recovering Fund 15-1	2.67		06/01/27	1,000,000	1,019,796
Flagship Credit Auto Trust 13-2 (b)	1.94		01/15/19	588,324	588,784
Ford Credit Floorplan Master Owner Trust 13-5	1.50		09/15/18	3,325,000	3,342,716
Ford Credit Floorplan Master Owner Trust 13-5	0.68	(a)	09/15/18	3,325,000	3,326,227
Ford Credit Floorplan Master Owner Trust 14-1	1.20		02/15/19	1,750,000	1,751,194
Ford Credit Floorplan Master Owner Trust 14-1	0.61	(a)	02/15/19	1,750,000	1,746,157
FRS I LLC 13-1 (b)	1.80		04/15/43	222,442	221,181
Goal Capital Funding Trust 06-1	0.45	(a)	11/25/26	1,960,094	1,946,187
HLSS Servicer Advance Receivable 13-T5 (b)	1.98		08/15/46	1,375,000	1,375,000
HLSS Servicer Advance Receivable 13-T7 (b)	1.98		11/15/46	1,300,000	1,294,800
KeyCorp Student Loan Trust 00-A	0.65	(a)	05/25/29	837,997	809,905
KeyCorp Student Loan Trust 00-B	0.61	(a)	07/25/29	912,561	863,487
KeyCorp Student Loan Trust 04-A	0.60	(a)	10/28/41	758,151	750,775
KeyCorp Student Loan Trust 04-A	0.73	(a)	01/27/43	637,590	559,044
KeyCorp Student Loan Trust 05-A	0.67	(a)	09/27/40	529,841	457,731
KeyCorp Student Loan Trust 06-A	0.46	(a)	06/27/29	326,228	325,958
KeyCorp Student Loan Trust 06-A	0.64	(a)	09/27/35	1,300,000	1,267,894
Longtrain Leasing III LLC 2015-1A (b)	2.98		01/15/45	744,972	753,735
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	91,082	91,531
National Collegiate Student Loan Trust 04-1	0.59	(a)	06/25/27	683,468	679,044
National Collegiate Student Loan Trust 05-3	0.43	(a)	07/25/28	12,899	12,887
National Collegiate Student Loan Trust 06-1	0.38	(a)	05/25/26	30,656	30,618
Ocwen Master Advance Receivables Trust 15-1 (b)	2.54		09/17/46	825,000	825,082
One Main Financial Issuance Trust 14-2 (b)	2.47		09/18/24	2,300,000	2,299,821
One Main Financial Issuance Trust 15-2 (b)	2.57		07/18/25	500,000	498,867
SLC Student Loan Trust 06-A	0.55	(a)	07/15/36	3,275,000	3,148,886
SLC Student Loan Trust 06-A	0.70	(a)	07/15/36	6,250,000	5,379,431
SLM Student Loan Trust 03-A	0.71	(a)	09/15/20	1,880,748	1,866,339
SLM Student Loan Trust 03-B	0.74	(a)	03/15/22	3,452,415	3,410,821
SLM Student Loan Trust 04-A	0.54	(a)	03/16/20	66,251	66,214
SLM Student Loan Trust 04-B	0.54	(a)	06/15/21	407,306	405,188
SLM Student Loan Trust 04-B	0.67	(a)	03/15/24	5,275,000	4,851,839
SLM Student Loan Trust 05-A	0.47	(a)	06/15/23	3,187,600	3,103,556
SLM Student Loan Trust 06-A	0.53	(a)	12/15/23	1,483,645	1,466,321
SLM Student Loan Trust 07-A	0.46	(a)	09/15/25	1,268,991	1,256,782
Small Business Administration 02-20K	5.08		11/01/22	36,019	38,722
Springcastle Funding Asset-Backed Notes 14-A(b)	2.70		05/25/23	2,073,852	2,076,627
World Financial Network Credit Card Trust 13-B	0.91		03/16/20	2,075,000	2,075,859
Total Asset Backed Securities
(Cost $133,019,141)					134,637,401

Mortgage Backed Securities | 3.3% of portfolio
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	128,780	122,258
ACE Securities Corp. 06-ASL1	0.45	(a)	02/25/36	369,222	212,944
ACE Securities Corp. 06-GP1	0.45	(a)	02/25/31	35,895	34,874
ACE Securities Corp. 06-SL1	0.49	(a)	09/25/35	135,222	81,359
Adjustable Rate Mortgage Trust 05-10	2.79	(a)	01/25/36	82,421	70,597
American Business Financial Services 02-1	7.01		12/15/32	69,760	67,856

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
American Home Mortgage Investment Trust 05-01	2.54	%(a)	06/25/45	$ 157,515	$ 155,537
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	19,462	19,619
Amresco Residential Securities 98-1	7.57		10/25/27	53,507	61,080
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	130,097	100,684
Banc of America Funding Corp. 04-A	2.75	(a)	09/20/34	14,197	14,101
Banc of America Funding Corp. 05-G	3.26	(a)	10/20/35	305,317	289,258
Banc of America Funding Corp. 07-5	6.50		07/25/37	39,162	40,270
Banc of America Mortgage Securities Inc. 02-J	3.73	(a)	09/25/32	2,851	2,687
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	10,550	10,812
Banc of America Mortgage Securities Inc. 05-C	2.61	(a)	04/25/35	28,869	26,603
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,450,000	4,334,371
Bayview Financial Asset Trust 07-SR1A (b)	0.64	(a)	03/25/37	193,770	161,973
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.74	(a)	01/25/35	266,940	264,341
Bear Stearns Adjustable Rate Mortgage Trust 05-12	4.16	(a)	02/25/36	36,848	34,511
Bear Stearns ALT-A Trust 04-11	2.75	(a)	11/25/34	17,311	14,670
Bear Stearns ALT-A Trust 05-4	2.67	(a)	05/25/35	104,865	101,414
Bear Stearns ALT-A Trust 05-9	4.25	(a)	11/25/35	53,244	39,979
Bear Stearns ALT-A Trust 06-6	2.78	(a)	11/25/36	189,856	144,560
Bear Stearns Asset Backed Securities Trust 03-3	0.76	(a)	06/25/43	53,095	50,518
Bear Stearns Asset Backed Securities Trust 04-HE5	2.05	(a)	07/25/34	177,014	172,564
Bear Stearns Structured Products Inc., 00-1 (b)	4.19	(a)	08/28/33	2,803	2,510
CDC Mortgage Capital Trust 02-HE1	0.79	(a)	01/25/33	318,992	299,577
Chase Mortgage Finance Corp. 05-A1	4.58	(a)	12/25/35	11,621	11,070
Chaseflex Trust 05-2	6.00		06/25/35	109,388	99,565
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	15,232	15,294
CITICORP Mortgage Securities, Inc. 07-1	5.84	(c)	03/25/37	226,945	239,384
Citigroup Mortgage Loan Trust, Inc. 05-7	2.28	(a)	09/25/35	260,337	199,017
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	66,734	66,938
CMO Trust 17	7.25		04/20/18	25	25
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	142,146	147,683
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	26,959	25,204
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	52,342	53,194
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	122,185	122,318
Countrywide Alternative Loan Trust 05-43	5.14	(a)	10/25/35	35,524	31,522
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	85,348	85,743
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	128,725	128,360
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	36,615	37,260
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	99,932	97,571
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	63,533	61,286
Countrywide Home Loans 03-49	2.43	(a)	12/19/33	28,693	29,257
Countrywide Home Loans 05-HYB8	4.14	(a)	12/20/35	100,519	89,369
Countrywide Home Loans 06-HYB5	2.56	(a)	09/20/36	61,746	54,964
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	19,682	19,880
Credit Suisse First Boston Mortgage 03-AR24	2.62	(a)	10/25/33	203,953	201,059
Credit Suisse First Boston Mortgage 03-FFA	5.55	(a)	02/25/33	33,488	33,266
Credit Suisse First Boston Mortgage 04-AR3	2.51	(a)	04/25/34	61,335	62,343
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	63,806	64,127
Credit Suisse First Boston Mortgage 06-2	5.91	(a)	07/25/36	1,120,000	110,861
DLJ Mortgage Acceptance Corp. 91-3	1.95	(a)	01/25/21	6,415	6,458
Encore Credit Receivables Trust 05-3	0.66	(a)	10/25/35	675,000	661,040
FHLMC 2419	5.50		03/15/17	1,371	1,388
FHLMC 2649	4.50		07/15/18	67,852	70,281
FHLMC 780754	2.38	(a)	08/01/33	4,081	4,341
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	15,177	15,210
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	337	336
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.20	(a)	09/25/34	24,389	23,843

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
First Horizon Mortgage Pass-Through Trust 05-AR2	2.95	%(a)	05/25/35	$ 133,434	$ 124,145
FNMA 03-38	5.00		03/25/23	8,555	8,741
FNMA 03-86	4.50		09/25/18	38,293	39,206
FNMA 813842	1.85	(a)	01/01/35	16,486	17,274
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	39,800	38,855
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	1,020,703
GNMA 03-11	4.00		10/17/29	97,821	104,190
GNMA 03-12	4.50		02/20/32	2,649	2,663
GNMA 03-26	0.66	(a)	04/16/33	11,630	11,698
GNMA 04-17	4.50		12/20/33	19,533	20,906
GNMA 583189	4.50		02/20/17	5,294	5,536
Green Tree Financial Corp. 98-5	6.22		03/01/30	96,101	101,627
GS Mortgage Loan Trust 03-10	2.47	(a)	10/25/33	117,500	117,418
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	24,995	25,488
GS Mortgage Loan Trust 05-AR3	2.67	(a)	05/25/35	68,012	63,122
GS Mortgage Loan Trust 05-AR6	2.73	(a)	09/25/35	46,434	46,640
Home Equity Mortgage Trust 06-1	5.80		05/25/36	1,007,367	749,277
Home Savings of America 9	3.33	(a)	11/25/17	33,697	33,946
Home Savings of America 11	4.80	(a)	01/25/18	33,494	33,692
IMPAC Secured Assets Corp. 03-3	5.05	(a)	08/25/33	123,301	129,080
Indymac Indx Mortgage Loan Trust 04-AR6	2.72	(a)	10/25/34	7,448	7,286
Indymac Indx Mortgage Loan Trust 05-AR15	4.54	(a)	09/25/35	35,008	29,808
Indymac Residential Mortgage-Backed Trust 05-L1 (g)	0.57	(a)	07/25/13	187,858	97,027
JP Morgan Mortgage Trust 05-A2	2.14	(a)	04/25/35	210,631	205,824
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	50,140	51,501
Master Adjustable Rate Mortgages Trust 04-13	2.71	(a)	04/21/34	21,866	21,971
Master Adjustable Rate Mortgages Trust 05-1	2.79	(a)	01/25/35	18,224	18,103
Master Alternative Loans Trust 03-5	6.00		08/25/33	44,826	47,737
Master Asset Backed Securities Trust 07-NCW (b)	0.47	(a)	05/25/37	431,277	383,995
Master Asset Securitization Trust 03-6	5.00		07/25/18	4,519	4,605
Master Asset Securitization Trust 07-1	6.00		10/25/22	15,744	15,490
Merrill Lynch Mortgage Investors Trust 03-A2	1.86	(a)	02/25/33	38,908	37,481
Merrill Lynch Mortgage Investors Trust 06-SL1	0.53	(a)	09/25/36	133,924	129,116
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	18,637	18,796
Morgan Stanley Mortgage Loan Trust 05-5AR	2.75	(a)	09/25/35	35,903	26,916
Morgan Stanley Mortgage Loan Trust 06-1AR	2.88	(a)	02/25/36	117,029	90,415
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	193,729
New Century Home Equity Loan Trust 97-NC5	7.20	(a)	10/25/28	9	9
Nomura Asset Acceptance Corporation 06-AF2	0.27	(a)	08/25/36	172,235	68,056
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	188,657	189,913
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	252,749	259,844
Oakwood Mortgage Investors, Inc. 02-A (g)	0.42	(a)	09/15/14	122,150	108,036
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	14,497	13,310
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.46	(a)	10/25/36	162,855	161,700
Prime Mortgage Trust 05-2	5.00		07/25/20	19,124	19,422
Residential Accredit Loans, Inc. 02-QS9	0.77	(a)	07/25/32	3,452	3,156
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	32,740	30,808
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	293,081	252,169
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	108,722	109,142
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	99,130	95,460
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	23,066	23,639
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	131,298	117,586
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	106,332	105,782
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	11,713	11,885
Residential Funding Mortgage Securities I 05-SA2	2.77	(a)	06/25/35	34,915	29,355
Residential Funding Mortgage Securities I 06-SA1	3.74	(a)	02/25/36	36,854	33,259

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Ryland Acceptance Corp. 64 E	3.50	%(a)	04/01/18	$ 13,706	$ 13,755
SACO I Trust 05-6	0.75	(a)	09/25/35	38,084	37,972
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	8	8
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.40	(a)	03/25/34	17,184	17,256
Structured Adjustable Rate Mortgage Loan Trust 04-4	2.39	(a)	04/25/34	459,286	451,578
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.51	(a)	08/25/34	33,242	33,061
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.57	(a)	12/25/34	71,475	51,656
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.53	(a)	05/25/35	295,709	273,681
Structured Adjustable Rate Mortgage Loan Trust 06-1	2.48	(a)	02/25/36	27,007	23,760
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.42	(a)	05/25/36	68,701	53,145
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.51	(a)	05/25/36	74,967	64,099
Structured Asset Mortgage Investments 04-AR5	2.16	(a)	10/19/34	24,910	24,470
Structured Asset Securities Corp. 98-RF1 (b)	6.41	(a)	04/15/27	24,412	24,465
Structured Asset Securities Corp. 03-37A	2.47	(a)	12/25/33	153,778	150,576
Structured Asset Securities Corp. 04-3	5.21	(a)	03/25/24	117,047	120,147
Terwin Mortgage Trust 04-5HE	1.06	(a)	06/25/35	471,910	445,701
Vanderbilt Mortgage & Finance 03-A	0.85	(a)	05/07/26	42,548	42,094
Wachovia Mortgage Loan Trust 06-A	2.74	(a)	05/20/36	109,175	104,212
Washington Mutual Mortgage Securities Corp. 04-AR3	2.37	(a)	06/25/34	43,162	43,675
Washington Mutual Mortgage Securities Corp. 04-AR14	2.40	(a)	01/25/35	76,895	77,295
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	11,597	11,747
Wells Fargo Mortgage Backed Securities Trust 04-B	2.50	(a)	02/25/34	12,634	12,608
Wells Fargo Mortgage Backed Securities Trust 04-E	2.75	(a)	05/25/34	17,870	17,902
Wells Fargo Mortgage Backed Securities Trust 04-EE	2.50	(a)	12/25/34	15,657	15,792
Wells Fargo Mortgage Backed Securities Trust 04-F	2.50	(a)	06/25/34	51,251	52,028
Wells Fargo Mortgage Backed Securities Trust 04-I	2.60	(a)	07/25/34	3,530	3,568
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	71,420	71,592
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	28,217	28,502
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	31,390	31,638
Wells Fargo Mortgage Backed Securities Trust 04-R	2.62	(a)	09/25/34	38,603	39,154
Wells Fargo Mortgage Backed Securities Trust 05-AR14	2.72	(a)	08/25/35	17,040	16,834
Wells Fargo Mortgage Backed Securities Trust 05-AR15	2.62	(a)	09/25/35	134,318	132,918
Wells Fargo Mortgage Backed Securities Trust 05-AR16	3.19	(a)	10/25/35	32,492	31,662
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.71	(a)	04/25/36	28,919	28,319
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.59	(a)	12/25/36	18,768	18,093
Total Mortgage Backed Securities
(Cost $19,539,719)					18,072,485

Municipal Bonds | 23.2% of portfolio
Alaska Housing Finance Corp.	2.80		12/01/26	270,000	274,979
Alaska Housing Finance Corp.	1.00	(a)	06/01/43	5,150,000	5,173,278
Alaska Student Loan Corp.	0.69	(a)	08/25/31	1,015,560	1,017,022
Atlantic City NJ	4.00		11/01/16	400,000	376,856
Austin TX	1.58		09/01/17	3,250,000	3,290,235
California, State of	1.05		02/01/16	925,000	926,924
Colorado Housing & Finance Authority	1.17		05/01/17	1,495,000	1,493,326
Colorado Housing & Finance Authority	1.69		05/01/18	1,475,000	1,482,891
Colorado State Department of Corrections	2.26		09/01/17	3,375,000	3,439,361
Desert Sands California Unified School District	2.28		06/01/19	375,000	377,839
Energy Northwest, WA	2.15		07/01/18	850,000	872,755
Florida Hurricane Catastrophe Fund Finance Corp.	1.30		07/01/16	1,750,000	1,758,470
Illinois Housing Development Authority	1.14		01/01/16	305,000	305,107
Illinois, State of Sales Tax Revenue	1.36		06/15/16	2,200,000	2,211,308
Illinois, State of Sales Tax Revenue	2.23		06/15/19	3,625,000	3,635,368
Indiana Bond Bank	1.48		01/15/17	1,285,000	1,293,661

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Municipal Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Indiana Bond Bank	2.08%		01/15/19	$ 300,000	$ 302,937
Indianapolis, Indiana Local Public Improvement Bond Bank	1.58		06/01/16	600,000	603,018
Jackson Tennessee Energy Authority	1.15		04/01/16	400,000	401,272
Jersey City, NJ	1.51		09/01/16	950,000	954,076
Jobsohio Beverage System, OH	1.57		01/01/17	925,000	932,955
Lehigh County Authority PA	3.44		12/01/18	3,825,000	3,962,891
Mississippi, State of	2.40		10/01/22	225,000	227,441
Monroe County, NY Industrial Development Corp.	2.60		01/15/16	265,000	265,186
New Jersey Economic Development Authority	0.00	(d)	02/15/16	6,675,000	6,644,762
New Jersey Economic Development Authority	1.06		03/01/16	1,400,000	1,389,710
New Jersey Economic Development Authority	0.00	(d)	02/15/17	1,890,000	1,827,158
New Jersey Economic Development Authority	0.00	(d)	02/15/18	3,125,000	2,922,344
New Jersey Economic Development Authority	0.00	(d)	02/15/19	4,015,000	3,588,406
New Jersey Economic Development Authority	0.00	(d)	02/15/20	10,450,000	8,770,581
New Jersey Economic Development Authority	0.00	(d)	02/15/21	1,350,000	1,082,255
New Jersey Economic Development Authority	0.00	(d)	02/15/22	755,000	574,162
New Orleans Louisiana	2.12		09/01/17	825,000	830,239
New Orleans Louisiana	2.80		09/01/19	1,725,000	1,756,240
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,499,514
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	2,037,433
New York City, NY Transitional Finance Authority	2.45		08/01/20	1,000,000	1,021,760
New York City, NY Transitional Finance Authority	2.75		11/01/20	2,695,000	2,792,748
New York City, NY Transitional Finance Authority	2.85		02/01/21	2,775,000	2,863,717
New York State Urban Development Corp.	2.35		03/15/20	4,350,000	4,441,089
North Carolina Housing Finance Agency	4.00		01/01/30	1,490,000	1,519,025
North Carolina State Education Assistance Authority	0.99	(a)	07/25/39	881,506	885,393
Oklahoma Student Loan Authority	0.69	(a)	02/25/32	820,595	786,614
Pennsylvania Higher Education Assistance Agency (b)	0.74	(a)	05/25/27	343,420	338,511
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/18	9,400,000	8,918,250
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/19	2,500,000	2,296,450
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/20	5,285,000	4,649,532
Puerto Rico, Commonwealth of	5.50		07/01/16	1,250,000	1,282,812
Puerto Rico, Commonwealth of	5.50		07/01/17	320,000	326,346
Puerto Rico, Commonwealth of	5.50		07/01/17	230,000	238,471
Puerto Rico, Commonwealth of	5.50		07/01/18	340,000	346,450
Puerto Rico, Commonwealth of	5.25		07/01/18	390,000	401,992
Puerto Rico, Commonwealth of	5.50		07/01/19	250,000	258,932
Puerto Rico Electric Power Authority	5.00		07/01/18	300,000	300,033
Puerto Rico Electric Power Authority	5.00		07/01/17	330,000	333,808
Puerto Rico Electric Power Authority	5.50		07/01/17	500,000	509,915
Puerto Rico Government Development Bank	4.75		12/01/15	330,000	330,841
Puerto Rico Highway & Transportation Authority	5.50		07/01/16	875,000	887,600
Puerto Rico Highway & Transportation Authority	5.50		07/01/17	725,000	743,045
Puerto Rico Highway & Transportation Authority	6.00		07/01/18	420,000	439,337
Puerto Rico Highway & Transportation Authority	5.50		07/01/19	475,000	488,020
Puerto Rico Highway & Transportation Authority	6.25		07/01/21	2,400,000	2,546,136
Puerto Rico Sales Tax Financing Corp.	5.25		08/01/19	3,175,000	1,505,934
Puerto Rico Sales Tax Financing Corp.	4.38		08/01/20	905,000	407,250
Puerto Rico Sales Tax Financing Corp.	3.38		08/01/16	575,000	424,195
South Carolina Student Loan Corp.	0.44	(a)	12/01/20	72,518	71,688
Stockton California Pension Obligation	5.14		09/01/17	790,000	799,045
Utah Infrastructure Agency	3.20		10/15/16	345,000	348,429
University of California	2.85		05/15/20	540,000	566,244
Utility Debt Securitization Authority, NY	2.04		06/15/21	250,000	254,607
Vermont Student Assistance Corp.	0.90	(a)	07/28/34	1,173,985	1,140,080
Village of Rosemont Illinois	2.14		12/01/16	1,375,000	1,389,259

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

Municipal Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Village of Rosemont Illinois	2.77%		12/01/18	$ 1,375,000	$ 1,402,294
Virginia Housing Development Authority	1.11		10/01/16	550,000	552,475
Washington Economic Development Finance Authority	3.20		10/01/15	2,350,000	2,350,000
Wayne County Michigan	3.25		12/01/15	5,075,000	5,077,690
Wayne County Michigan	4.25		12/01/16	1,138,000	1,150,837
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	728,226
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	727,442
Total Municipal Bonds
(Cost $128,332,081)					127,344,482

U.S. Government and Agency Obligations | 6.6% of portfolio
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,241,875
Overseas Private Investment Corp.	1.50	(f)	11/17/17	1,100,000	1,169,870
Overseas Private Investment Corp.	1.30		06/15/19	642,857	643,627
Overseas Private Investment Corp.	0.83	(f)	11/08/19	1,375,000	1,397,693
Overseas Private Investment Corp.	1.50	(f)	11/15/20	1,075,000	1,130,524
Overseas Private Investment Corp.	2.52		09/15/22	1,750,000	1,792,368
Tennessee Valley Authority	0.00	(d)	06/15/21	595,000	528,204
U.S. Department of Housing & Urban Development	1.88		08/01/19	950,000	960,593
U.S. Department of Housing & Urban Development	6.07		08/01/21	34,000	34,267
U.S. Department of Housing & Urban Development	6.12		08/01/22	167,000	168,732
U.S. Treasury Notes	0.75		01/15/17	5,225,000	5,244,254
U.S. Treasury Notes	0.75		03/15/17	2,950,000	2,960,219
U.S. Treasury Notes	1.00		03/31/17	10,000,000	10,072,270
U.S. Treasury Notes	0.88		06/15/17	2,900,000	2,914,085
U.S. Treasury Notes	1.88		08/31/17	1,925,000	1,970,193
U.S. Treasury Notes	1.00		09/15/17	1,700,000	1,712,107
U.S. Treasury Notes	1.63		04/30/19	1,975,000	2,011,131
Total U.S. Government and Agency Obligations
(Cost $35,656,252)					35,952,012

Commercial Paper | 2.1% of portfolio
China Power International Development Ltd.	0.40		10/01/15	11,676,000	11,676,000
Total Commercial Paper
(Cost $11,676,000)					11,676,000

Money Market | less than 0.1% of portfolio
				Shares
State Street Institutional Liquid Reserves Fund (Premier Class)	0.13	(h)		495	495
Total Money Market Account
(Cost $495)					495

Total Investment in Securities | 100%
(Cost $548,092,893)					$548,389,494

(a) Variable coupon rate as of September 30, 2015.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $52,827,234 and represents 9.6% of total investments.
(c) Step coupon security, the current rate may be adjusted upwards before maturity date.
(d) Zero coupon security, purchased at a discount.
(e) Interest is paid at maturity.
(f) Interest is paid at put date.

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2015 | (Unaudited)

(g) Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(h) 7-day yield at September 30, 2015.

NA—National Association
LLC—Limited Liablity Company
NV—Naamloze Vennottschap
SA—Sociedad Anónima or Société Anonyme
plc—Public Limited Company
BV—Besloten Vennootschap
ULC—Unlimited Liability Corporation

At September 30, 2015, the cost of investment securities for tax purposes was $548,092,893.  Net unrealized appreciation of investment securities was $296,601 consisting of unrealized gains of $6,341,030 and unrealized losses of $6,044,429.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 170,365,662	$ -	$ 170,365,662
Municipal Bonds	$ -	$ 127,344,482	$ -	$ 127,344,482
Asset-Backed Securities	$ -	$ 130,780,424	$ 3,856,977	$ 134,637,401
Yankee Bonds	$ -	$ 50,340,957	$ -	$ 50,340,957
U.S. Government & Agency Obligations	$ -	$ 35,952,012	$ -	$ 35,952,012
Mortgage-Backed Securities	$ -	$ 17,975,458	$ 97,027	$ 18,072,485
Commercial Paper	$ -	$ 11,676,000	$ -	$ 11,676,000
Cash Equivalents	$ 495	$ -	$ -	$ 495
	$ 495	$ 544,434,995	$ 3,954,004	$ 548,389,494

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

		Asset-Backed Securities	Mortgage-Backed Securities	Total
Balance as of December 31, 2014		$ 12,742	$ 68,516	$ 81,258
Purchase at cost		-	-	-
Sales at proceeds		(12,822)	(12,000)	(24,822)
Realized gain/(loss)		1,309	-	1,309
Change in unrealized appreciation/(depreciation)		(1,243)	40,511	39,268
Accretion/(amortization)		14	-	14
Transfer into Level 3		3,856,977	-	3,856,977
Transfer out of Level 3		-	-	-
Balance as of September 30, 2015		$ 3,856,977	$ 97,027	$ 3,954,004

There were no other transfers between levels during the reporting period.

There was one security transferred from Level 2 to Level 3, due to pricing by third party with no visibility into assumptions, in addition to lack of recent trade activity. There were no other transfers between levels. Transfers are reported using values at the end of the reporting period.

At September 30, 2015, the Short-Term Bond Fund held two securities with a fair value of $3,954,004 classified as Level 3 in the fair value hierarchy. Both securities were valued by external pricing services and observable inputs were not available.

VALUE FUND
Portfolio of Investments
Value Fund | September 30, 2015 | (Unaudited)

Common Stocks | 94.9% of portfolio
Consumer Discretionary | 7.1%	Shares	Value
Auto Components
Cooper Tire & Rubber Co.	440,000	$ 17,384,400
Distributors
Genuine Parts Co.	315,400	26,143,506
Multiline Retail
Dillard's, Inc. (Class A)	182,700	15,966,153
Total Consumer Discretionary		59,494,059

Consumer Staples | 3.2%
Food Products
Dean Foods Co.	349,449	5,772,897
J.M. Smucker Co. (The)	148,853	16,982,639
WhiteWave Foods Co. (The) (Class A) (a)	113,627	4,562,124
Total Consumer Staples		27,317,660

Energy | 12.7%
Energy Equipment & Services
Baker Hughes Inc.	187,000	9,731,480
Helmerich & Payne, Inc.	110,000	5,198,600
Oil, Gas, & Consumable Fuels
Chevron Corp.	295,000	23,269,600
ConocoPhillips	452,400	21,697,104
Marathon Oil Corp.	663,100	10,211,740
Marathon Petroleum Corp.	378,000	17,512,740
Phillips 66	159,500	12,255,980
QEP Resources, Inc.	552,400	6,921,572
Total Energy		106,798,816

Financials | 12.4%
Banks
Bank of America Corp.	475,200	7,403,616
JPMorgan Chase & Co.	517,600	31,558,072
Wells Fargo & Co.	221,000	11,348,350
Insurance
Allstate Corp. (The)	369,000	21,490,560
American International Group, Inc.	263,298	14,960,592
Chubb Corp. (The)	142,000	17,416,300
Total Financials		104,177,490

Health Care | 19.3%
Biotechnology
AbbVie Inc.	399,000	21,709,590
Health Care Equipment & Supplies
Abbott Laboratories	399,000	16,047,780
Medtronic, plc	198,465	13,285,247
Life Sciences Tools & Services
Mettler-Toledo International Inc.	22,700	6,463,598
Pharmaceuticals
Bristol-Myers Squibb Co.	719,700	42,606,240
GlaxoSmithKline plc ADR	454,000	17,456,300
Merck & Co., Inc.	193,194	9,541,852
Pfizer, Inc.	1,107,000	34,770,870
Total Health Care		161,881,477

VALUE FUND
Portfolio of Investments
Value Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
Industrials | 16.6%	Shares	Value
Aerospace & Defense
Honeywell International Inc.	281,100	$ 26,617,359
Airlines
Southwest Airlines Co.	844,100	32,109,564
Commercial Services & Supplies
Tyco International plc	164,850	5,515,881
Industrial Conglomerates
General Electric Co.	1,364,000	34,400,080
Machinery
Flowserve Corp.	285,900	11,761,926
Parker-Hannifin Corp.	246,400	23,974,720
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	130,500	4,978,575
Total Industrials		139,358,105

Information Technology | 14.1%
Communications Equipment
Cisco Systems, Inc.	1,343,500	35,266,875
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	15,742,086
IT Services
Leidos Holdings Inc.	150,750	6,227,482
Science Applications International Corp.	66,142	2,659,570
Visa Inc. (Class A)	185,000	12,887,100
Semiconductors & Semiconductor Equipment
Intel Corp.	1,185,000	35,715,900
Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.	391,900	10,036,559
Total Information Technology		118,535,572

Materials | 9.1%
Chemicals
Dow Chemical Co. (The)	711,900	30,184,560
Containers & Packaging
Avery Dennison Corp.	520,000	29,416,400
Bemis Co., Inc.	433,600	17,157,552
Total Materials		76,758,512

Utilities | 0.4%
Gas Utilities
Questar Corp.	169,814	3,296,090
Total Utilities		3,296,090
Total Common Stocks
(Cost $469,718,450)		797,617,781

Commercial Paper | 5.1%	Face Amount
China Power International Development Ltd., 0.40%, 10/01/15	16,467,000	16,467,000
Hewlett-Packard Co., 0.63%, 10/05/15 (b)	16,397,000	16,395,852
Hewlett-Packard Co., 0.65%, 10/07/15 (b)	10,000,000	9,998,917
Total Commercial Paper
(Cost $42,861,769)		42,861,769

VALUE FUND
Portfolio of Investments
Value Fund | September 30, 2015 | (Unaudited)

Money Market Fund | Less than 0.1% of portfolio	Shares	Value
State Street Institutional Liquid Reserves Fund (Premier Class), 0.13% (c)	859	$ 859
Total Money Market Fund
(Cost $859)		859

Total Investments in Securities
(Cost $512,581,078) | 100%		$840,480,409

(a) Non-income producing.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $26,394,769 and represents 3.1% of total investments.

(c) 7-day yield at September 30, 2015.

plc - Public Limited Company
ADR - American Depositary Receipt

At September 30, 2015, the cost of investment securities for tax purposes was $512,581,078.  Net unrealized appreciation of investment securities was $327,899,331 consisting of unrealized gains of $344,006,326 and unrealized losses of $16,106,995.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 797,617,781	$ -	$ -	$ 797,617,781
Commercial Paper	$ -	$ 42,861,769	$ -	$ 42,861,769
Cash Equivalents	$ 859	$ -	$ -	$ 859
	$ 797,618,640	$ 42,861,769	$ -	$ 840,480,409

There were no transfers between levels during the period ended September 30, 2015.

STOCK INDEX FUND
Portfolio of Investments
September 30, 2015
(Unaudited)

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$ 51,012,261	$ 107,070,753

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2015, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 1.63%. See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

GROWTH FUND
Portfolio of Investments
Growth Fund | September 30, 2015 | (Unaudited)

Common Stocks | 99.2% of portfolio
Consumer Discretionary | 22.5%	Shares	Value
Auto Components
BorgWarner Inc.	9,100	$ 378,469
Automobiles
Tesla Motors, Inc. (a)	4,540	1,127,736
Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc. (a)	1,300	936,325
Hilton Worldwide Holdings Inc.	65,313	1,498,280
MGM Resorts International (a)	76,097	1,403,990
Royal Caribbean Cruises Ltd.	8,600	766,174
Starbucks Corp.	17,600	1,000,384
Internet & Catalog Retail
Amazon.com, Inc. (a)	12,700	6,501,003
Netflix, Inc. (a)	3,200	330,432
Priceline Group, Inc. (The) (a)	3,500	4,329,010
Specialty Retail
CarMax, Inc. (a)	10,200	605,064
Lowe's Cos., Inc.	23,000	1,585,160
Tractor Supply Co.	14,300	1,205,776
Textiles, Apparel & Luxury Goods
Hanesbrands Inc.	33,300	963,702
NIKE, Inc. (Class B)	3,900	479,583
Total Consumer Discretionary		23,111,088

Consumer Staples | 1.3%
Food Products
Keurig Green Mountain, Inc.	9,500	495,330
Personal Products
Estee Lauder Cos., Inc. (The) (Class A)	10,000	806,800
Total Consumer Staples		1,302,130

Energy | 1.5%
Oil, Gas, & Consumable Fuels
EQT Corp.	6,400	414,528
Cimarex Energy Co.	7,700	789,096
Pioneer Natural Resources Co.	2,800	340,592
Total Energy		1,544,216

Financials | 6.0%
Capital Markets
Morgan Stanley	85,600	2,696,400
State Street Corp.	19,000	1,276,990
TD Ameritrade Holding Corp.	24,000	764,160
Diversified Financial Services
Intercontinental Exchange, Inc.	6,300	1,480,437
Total Financials		6,217,987

Health Care | 26.1%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	20,900	3,268,551
Biogen Inc. (a)	2,750	802,478
BioMarin Pharmaceutical Inc. (a)	5,900	621,388
Celgene Corp. (a)	17,100	1,849,707
Gilead Sciences, Inc.	15,800	1,551,402
Incyte Corp. (a)	6,100	673,013
Regeneron Pharmaceuticals, Inc. (a)	1,800	837,252
Vertex Pharmaceuticals, Inc. (a)	6,600	687,324

GROWTH FUND
Portfolio of Investments
Growth Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
	Shares	Value
Health Care Equipment & Supplies
Becton, Dickinson and Co.	4,900	$ 650,034
Intuitive Surgical, Inc. (a)	4,350	1,999,173
Health Care Providers & Services
Anthem, Inc.	12,400	1,736,000
Cigna Corp.	6,000	810,120
Humana Inc.	5,800	1,038,200
McKesson Corp.	7,400	1,369,222
Unitedhealth Group Inc.	17,800	2,064,978
Pharmaceuticals
Allergan, Inc. (a)	9,346	2,540,336
Bristol-Myers Squibb Co.	17,300	1,024,160
Eli Lilly and Co.	13,300	1,113,077
Valeant Pharmaceuticals International, Inc. (a)	12,500	2,229,750
Total Health Care		26,866,165

Industrials | 14.9%
Aerospace & Defense
Boeing Co. (The)	31,000	4,059,450
Textron Inc.	26,100	982,404
Airlines
Alaska Air Group, Inc.	6,100	484,645
American Airlines Group Inc.	51,600	2,003,628
United Continental Holdings Inc. (a)	6,300	334,215
Air Freight & Logistics
FedEx Corp.	7,400	1,065,452
Machinery
Flowserve Corp.	16,010	658,651
Wabtec Corp.	11,700	1,030,185
Industrial Conglomerates
Danaher Corp.	45,800	3,902,618
Road & Rail
Canadian Pacific Railway Ltd.	5,700	818,349
Total Industrials		15,339,597

Information Technology | 24.4%
Palo Alto Networks, Inc. (a)	2,300	395,600
Internet Software & Services
Akamai Technologies, Inc. (a)	5,600	386,736
Facebook, Inc. (a)	32,600	2,930,740
Google Inc. (Class A) (a)	5,900	3,766,383
Google Inc. (Class C) (a)	3,512	2,136,771
LinkedIn Corp. (a)	5,600	1,064,728
Tencent Holdings Ltd. ADR	47,600	803,488
IT Services
Visa Inc. (Class A)	63,000	4,388,580
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	2,900	255,142
Software
Microsoft Corp.	48,000	2,124,480
Mobileye NV ADR (a)	8,900	404,772
NetSuite Inc. (a)	8,600	721,540
Red Hat, Inc. (a)	14,400	1,035,072
salesforce.com, Inc. (a)	27,300	1,895,439
ServiceNow, Inc. (a)	12,900	895,905

GROWTH FUND
Portfolio of Investments
Growth Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
	Shares	Value
Workday, Inc. (a)	5,600	$ 385,616
Technology Hardware, Storage, & Peripherals
Apple Inc.	14,200	1,566,260
Total Information Technology		25,157,252

Materials | 1.8%
Chemicals
Sherwin-Williams Co.	950	211,641
Construction Materials
Vulcan Materials Co.	18,800	1,676,960
Total Materials		1,888,601

Telecommunication Services | 0.7%
Wireless Telecommunication Services
T-Mobile US, Inc. (a)	18,400	732,504
Total Telecommunication Services		732,504
Total Common Stocks
(Cost $87,211,803)		102,159,540

Money Market Fund | 0.8% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class), 0.13% (b)	837,853	837,853
Total Money Market Fund
(Cost $837,853)		837,853

Total Investments in Securities
(Cost $88,049,656) | 100%		$102,997,393

(a) Non-income producing.
(b) 7-day yield at September 30, 2015.

ADR - American Depositary Receipt
plc - Public Limited Company
NV - Naamloze Vennottschap

At September 30, 2015, the cost of investment securities for tax purposes was $88,127,566.  Net unrealized appreciation of investment securities was $14,869,827 consisting of unrealized gains of $17,520,109 and unrealized losses of $2,650,282.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 102,159,540	$ -	$ -	$ 102,159,540
Cash Equivalents	$ 837,853	$ -	$ -	$ 837,853
	$ 102,997,393	$ -	$ -	$ 102,997,393

There were no transfers between levels during the period ended September 30, 2015.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | September 30, 2015 | (Unaudited)

Common Stocks | 88.5% of portfolio
Consumer Discretionary | 22.2%	Shares	Value
Auto Components
Cooper Tire & Rubber Co.	985,350	$ 38,931,179
Distributors
Core-Mark Holding Company, Inc.	369,796	24,203,148
Hotels, Restaurants, & Leisure
BJ's Restuarants, Inc. (a)	657,427	28,289,084
Brinker International, Inc.	200,000	10,534,000
Cracker Barrel Old Country Store, Inc.	210,209	30,959,581
Wendy's Co. (The)	2,040,260	17,648,249
Household Durables
Libbey Inc.	744,124	24,265,884
Media
Rentrak Corp. (a)	509,446	27,545,745
Multiline Retail
Fred's, Inc. (Class A)	1,685,683	19,975,344
Specialty Retail
Francesca's Holdings Corp. (a)	1,851,106	22,639,026
Sally Beauty Holdings, Inc. (a)	114,000	2,707,500
Textiles, Apparel, & Luxury Goods
G-III Apparel Group, Ltd. (a)	125,000	7,707,500
Total Consumer Discretionary		255,406,240

Consumer Staples | 3.1%
Food & Staples Retailing
United Natural Foods, Inc. (a)	349,272	16,943,185
Food Products
Dean Foods Co.	487,500	8,053,500
J.M. Smucker Co. (The)	40,868	4,662,630
WhiteWave Foods Co. (The) (Class A) (a)	143,159	5,747,834
Total Consumer Staples		35,407,149

Energy | 0.7%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	1,654,100
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	6,087,312
Total Energy		7,741,412

Financials | 17.8%
Banks
Burke & Herbert Bank & Trust Co.	2,208	4,835,520
Cardinal Financial Corp.	1,048,441	24,124,627
Glacier Bancorp, Inc.	404,000	10,661,560
Middleburg Financial Corp.	104,400	1,837,440
National Bankshares, Inc. (Virginia)	448,702	13,959,119
National Penn Bancshares, Inc.	2,376,015	27,918,176
State Bank Financial Corp.	1,226,400	25,361,952
Texas Capital Bancshares, Inc. (a)	513,417	26,913,319
UMB Financial Corp.	343,244	17,440,228
Valley National Bancorp	1,225,799	12,061,862
Consumer Finance
Encore Capital Group, Inc. (a)	1,071,289	39,637,693
Total Financials		204,751,496

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
Health Care | 1.9%	Shares	Value
Health Care Equipment & Supplies
STERIS Corp.	342,112	$ 22,227,017
Total Health Care		22,227,017

Industrials | 27.3%
Aerospace & Defense
BWX Technologies, Inc.	292,966	7,722,584
Huntington Ingalls Industries, Inc.	157,208	16,844,837
Triumph Group, Inc.	136,800	5,756,544
Air Freight & Logistics
Radiant Logistics, Inc. (a)	1,318,400	5,880,064
Construction & Engineering
Dycom Industries, Inc. (a)	1,135,299	82,150,236
Orion Marine Group, Inc. (a)	1,833,794	10,966,088
Primoris Services Corp.	1,092,400	19,564,884
Electrical Equipment
Regal Beloit Corp.	58,500	3,302,325
Industrial Conglomerates
Carlisle Companies Inc.	125,600	10,974,928
Machinery
CLARCOR Inc.	87,100	4,152,928
Flowserve Corp.	43,500	1,789,590
Gorman-Rupp Co. (The)	644,775	15,455,257
Manitowoc Co., Inc. (The)	759,400	11,391,000
Standex International Corp.	242,615	18,281,040
Road & Rail
Covenant Transportation Group, Inc. (a)	290,300	5,216,691
Knight Transportation, Inc.	1,382,732	33,185,568
Werner Enterprises, Inc.	1,304,181	32,734,943
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	738,374	28,168,968
Total Industrials		313,538,475

Information Technology | 10.5%
Electronic Equipment, Instruments, & Components
Belden Inc.	292,585	13,660,794
Rofin-Sinar Technologies Inc. (a)	1,210,473	31,387,565
IT Services
Cass Information Systems, Inc.	104,921	5,154,769
Computer Services, Inc.	585,362	24,292,523
ManTech International Corp.	984,370	25,298,309
NeuStar, Inc. (a)	555,000	15,101,550
Technology Hardware, Storage, & Peripherals
Western Digital Corp.	70,000	5,560,800
Total Information Technology		120,456,310

Materials | 5.0%
Chemicals
American Vanguard Corp.	941,165	10,879,867
PolyOne Corp.	679,000	19,921,860
Westlake Chemical Corp.	231,400	12,007,346
Containers & Packaging
Myers Industries, Inc.	1,055,473	14,143,338
Total Materials		56,952,411
Total Common Stocks
(Cost $810,386,594)		1,016,480,510

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | September 30, 2015 | (Unaudited)

Exchange Traded Funds | 4.4% of portfolio	Shares	Value
iShares Russell 2000 Value	290,000	$ 26,129,000
iShares Core S&P Small-Cap	230,000	24,511,100
Total Exchange Traded Funds
(Cost $46,103,753)		50,640,100

Commercial Paper | 7.1% of portfolio	Face Amount
China Power International Development Ltd., 0.40%, 10/01/15	22,708,000	22,708,000
Hewlett-Packard Co., 0.63%, 10/05/15 (b)	29,387,000	29,384,943
Hewlett-Packard Co., 0.65%, 10/05/15 (b)	15,958,000	15,956,847
Hewlett-Packard Co., 0.65%, 10/07/15 (b)	10,000,000	9,998,917
Midea International Corporation Co. Ltd., 0.45%, 10/01/15	3,333,000	3,333,000
Total Commercial Paper
(Cost $81,381,707)		81,381,707

Money Market Fund | Less than 0.1% of portfolio	Shares
State Street Institutional Liquid Reserves Fund (Premier Class), 0.13% (c)	402	402
Total Money Market Fund
(Cost $402)		402

Total Investments in Securities
(Cost $937,872,456) | 100%		$1,148,502,719

(a) Non-income producing.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $55,340,707 and represents 4.8% of total investments.

(c) 7-day yield at September 30, 2015.

At September 30, 2015, the cost of investment securities for tax purposes was $937,872,456.  Net unrealized appreciation of investment securities was $210,630,263 consisting of unrealized gains of $267,165,701 and unrealized losses of $56,535,438.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,016,480,510	$ -	$ -	$ 1,016,480,510
Exchange Traded Funds	$ 50,640,100	$ -	$ -	$ 50,640,100
Commercial Paper	$ -	$ 81,381,707	$ -	$ 81,381,707
Cash Equivalents	$ 402	$ -	$ -	$ 402
	$ 1,067,121,012	$ 81,381,707	$ -	$ 1,148,502,719

There were no transfers between levels during the period ended September 30, 2015.

INTERNATIONAL VALUE FUND
Portfolio of Investments
International Value Fund | September 30, 2015 | (Unaudited)

Common Stocks | 99.6% of portfolio
Australia | 6.4%	Shares	Value
AGL Energy Ltd.	9,271	$ 104,341
APA Group	20,307	122,561
Aristocrat Leisure Ltd.	28,872	175,600
Asciano Ltd.	21,032	124,516
Aurizon Holdings Ltd.	43,727	154,481
Australia and New Zealand Banking Group Ltd.	21,541	411,565
Amcor Ltd.	15,654	145,580
BHP Billiton Ltd.	36,394	574,818
Brambles Ltd.	17,297	118,821
Caltex Australia Ltd.	4,806	106,092
Coca-Cola Amatil Ltd.	18,202	115,392
Cochlear Ltd.	1,602	94,264
Commonwealth Bank of Australia	21,535	1,105,360
CSL Ltd.	13,821	869,800
DEXUS Property Group	27,015	136,235
Federation Centres	120,935	233,530
Goodman Group	60,298	249,243
GPT Group (The)	60,370	191,866
Incitec Pivot Ltd.	788,142	2,172,310
Medibank Private Ltd. (a)	37,782	64,366
Mirvac Group	134,380	163,160
National Australia Bank Ltd.	21,403	452,950
Qantas Airways Ltd. (a)	23,539	61,799
Ramsay Health Care Ltd.	4,011	165,429
Scentre Group	144,885	398,767
Sonic Healthcare Ltd.	3,938	50,652
Stockland	70,418	191,312
Sydney Airport	55,924	235,036
Tatts Group Ltd.	43,991	116,716
Telstra Corp. Ltd.	165,954	656,131
TPG Telecom Ltd.	14,841	113,746
Transurban Group	65,100	456,012
Treasury Wine Estates Ltd.	11,962	55,429
Wesfarmers Ltd.	24,052	664,872
Westfield Corp.	49,584	348,908
Westpac Banking Corp.	34,076	715,831
Woodside Petroleum Ltd.	4,644	95,046
Woolworths Ltd.	17,955	314,726
Total Australia		12,527,263

Belgium | 0.4%
Anheuser-Busch Inbev NV/SA	8,216	873,816
Total Belgium		873,816

Britain | 19.5%
Amec Foster Wheeler plc	6,444	69,999
ARM Holdings plc	22,855	328,363
Associated British Foods plc	8,413	425,775
AstraZeneca plc	22,285	1,413,283
Aviva plc	16,109	110,179
BAE Systems plc	630,761	4,275,672
Barclays plc	104,949	388,394
Barratt Developments plc	9,216	90,022
BG Group plc	51,002	735,749
BHP Billiton plc	13,690	208,384
BP plc	263,691	1,337,802

INTERNATIONAL VALUE FUND
Portfolio of Investments
International Value Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
Britain | continued	Shares	Value
British American Tobacco plc	31,601	$ 1,743,607
British Land Co. plc (The)	19,389	246,233
BT Group plc	134,740	857,558
Carnival plc	1,194	61,773
Centrica plc	17,294	60,080
Coca-Cola HBC AG	2,630	55,674
Compass Group plc	33,954	542,343
Diageo plc	43,214	1,161,026
Dixons Carphone plc	21,023	135,115
easyJet plc	2,488	67,161
GlaxoSmithKline plc	81,930	1,572,555
Glencore plc	71,254	98,905
Hammerson plc	5,355	50,565
HSBC Holdings plc ADR	79,100	2,996,308
Imperial Tobacco Group plc	16,391	847,394
Inmarsat plc	8,276	123,117
Kingfisher plc	15,405	83,684
Land Securities Group plc	12,192	232,427
Lloyds Banking Group plc	622,572	708,774
Marks and Spencer Group plc	17,026	129,240
Merlin Entertainments plc (b)	19,448	109,581
Mondi plc	2,200	46,110
National Grid plc	41,801	582,168
NEXT plc	3,328	383,525
Persimmon plc	1,909	58,103
Prudential plc	25,562	539,269
Reckitt Benckiser Group plc	10,550	956,735
RELX plc	3,377	57,920
Rio Tinto plc	6,711	225,175
Rolls-Royce Holdings plc	5,759	59,077
Royal Dutch Shell plc (Class A)	97,639	2,304,966
SABMiller plc	15,996	905,818
Sage Group plc (The)	9,003	68,113
SEGRO plc	10,951	71,248
Severn Trent plc	7,854	259,811
Shire plc	10,339	706,794
Sky plc	3,551	56,180
Smith & Nephew plc	9,466	165,383
Sports Direct International plc (a)	5,673	65,085
SSE plc	17,682	400,197
Standard Chartered plc	12,013	116,585
Tate & Lyle plc Group	6,670	59,434
Taylor Wimpey plc	27,085	80,247
Tesco plc	55,366	153,784
TUI AG	6,905	127,581
Unilever plc	27,582	1,123,408
United Utilities Group plc	12,925	181,157
Vodafone Group plc	396,169	1,249,550
Whitbread plc	5,432	384,837
William Hill plc	9,496	50,506
WPP Group plc	262,599	5,467,050
Total Britain		38,172,558

Denmark | 2.3%
Danske Bank A/S	106,147	3,207,798
Novo Nordisk A/S (Class B)	22,585	1,218,790
Total Denmark		4,426,588

INTERNATIONAL VALUE FUND
Portfolio of Investments
International Value Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
Finland | 0.2%	Shares	Value
Nokia Oyj	43,168	$ 295,174
Total Finland		295,174

France | 10.9%
AXA SA	166,378	4,039,481
Cap Gemini SA	32,439	2,896,892
Christian Dior SE	20,427	3,827,090
Compagnie de Saint-Gobain SA	65,988	2,863,902
ENGIE	162,573	2,630,509
Société Générale SA	45,040	2,012,880
Total SA	68,063	3,061,667
Total France		21,332,421

Germany | 7.7%
adidas AG	1,751	141,178
Allianz SE REG	2,474	388,648
BASF SE	4,290	328,114
Bayer AG REG	13,843	1,776,033
Beiersdorf AG	6,720	595,667
Continental AG	522	111,492
Daimler AG REG	63,967	4,656,989
Deutsche Bank AG REG	9,019	243,397
Deutsche Börse AG	1,205	103,924
Deutsche Post AG REG	7,181	198,935
Deutsche Telekom AG REG	50,145	892,657
Fresenius Medical Care AG & Co. KGaA	3,221	251,737
Fresenius SE & Co. KGaA	6,865	460,832
Henkel AG & Co. KGaA	4,142	426,607
HUGO BOSS AG ORD	660	74,211
Merck KGaA	1,139	100,843
Muenchener-Rueckversicherungs-Gesellschaft AG	777	145,116
SAP SE	14,210	920,576
Siemens AG REG	8,229	735,153
ThyssenKrupp AG	121,591	2,136,591
United Internet AG REG	2,662	134,959
Volkswagen AG	416	49,014
Vonovia SE	4,620	148,699
Total Germany		15,021,372

Hong Kong | 2.6%
AIA Group Ltd.	116,200	604,327
Cheung Kong Property Holdings Ltd. (a)	10,500	76,926
CK Hutchison Holdings Ltd.	169,500	2,213,596
Hong Kong Exchanges & Clearing Ltd.	8,800	201,766
Lenovo Group Ltd.	428,000	361,826
New World Development Co. Ltd.	1,776,938	1,728,225
Total Hong Kong		5,186,666

Ireland | 0.0%
Kerry Group plc (Class A)	680	51,157
Total Ireland		51,157

INTERNATIONAL VALUE FUND
Portfolio of Investments
International Value Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
Israel | 0.8%	Shares	Value
Israel Chemicals, Ltd.	185,576	$ 954,957
Teva Pharmaceutical Industries Ltd.	10,596	598,824
Total Israel		1,553,781

Italy | 3.5%
Assicurazioni Generali SpA	145,691	2,665,591
Eni SpA	123,344	1,940,242
Intesa Sanpaolo SpA	627,191	2,215,676
Total Italy		6,821,509

Japan | 22.1%
Aeon Co., Ltd.	9,700	150,485
Ajinomoto Co., Inc.	12,000	253,056
Alfresa Holdings Corp.	4,000	68,310
Asahi Group Holdings, Ltd.	9,200	298,478
ASICS Corp.	1,800	42,902
Astellas Pharma Inc.	41,700	539,768
Bridgestone Corp.	4,200	145,346
Canon Inc.	17,600	509,124
Calbee, Inc.	1,800	58,248
Central Japan Railway Co.	2,500	403,069
Chubu Electric Power Co., Inc.	7,500	110,582
Chugai Pharmaceutical Co., Ltd.	5,400	165,851
Dai-ichi Life Insurance Co. (The)	12,400	197,406
Daiichi Sankyo Co., Ltd.	10,500	182,196
Daiwa House Industry Co., Ltd.	7,400	183,452
Daiwa Securities Group Inc.	467,528	3,025,142
DENSO Corp.	3,900	165,200
Dentsu Inc.	1,500	76,980
East Japan Railway Co.	6,600	556,153
Eisai Co., Ltd.	4,200	247,806
FamilyMart Co., Ltd.	1,400	63,830
FANUC Corp.	2,800	430,748
Fast Retailing Co., Ltd.	800	325,407
FUJIFILM Holdings Corp.	6,800	254,199
Fuji Heavy Industries Ltd.	2,500	89,961
Hanshin Holdings, Inc.	21,000	128,437
Hitachi, Ltd.	24,000	121,105
Honda Motor Co., Ltd.	13,600	405,915
HOYA Corp.	7,900	258,740
Iida Group Holdings Co., Ltd.	3,000	46,933
INPEX Corp.	8,100	72,420
Japan Airlines Co., Ltd.	2,000	70,770
Japan Exchange Group, Inc.	3,600	52,626
Japan Prime Realty Investment Corp.	34	110,522
Japan Real Estate Investment Corp.	23	105,944
Japan Retail Fund Investment Corp.	59	114,157
Japan Tobacco Inc.	18,200	564,567
Kao Corp.	12,400	562,102
KDDI Corp.	31,100	696,115
Keikyu Corp.	10,000	79,598
Keyence Corp.	600	267,947
Kikkoman Corp.	3,000	82,629
Kintetsu Group Holdings Co., Ltd.	52,000	186,776
Kirin Holdings Co., Ltd.	20,500	268,893
KOSÉ Corp.	900	82,142
Kubota Corp.	6,000	82,574

INTERNATIONAL VALUE FUND
Portfolio of Investments
International Value Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
Japan | continued	Shares	Value
Kyocera Corp.	2,500	$ 114,500
Kyowa Hakko Kirin Co., Ltd.	6,000	89,446
Lawson, Inc.	1,200	88,539
Leopalace21 Corp. (a)	243,100	1,134,362
M3, Inc.	5,400	107,313
McDonald's Holdings Company (Japan), Ltd.	13,900	311,993
MEDIPAL HOLDINGS Corp.	3,700	58,708
MEIJI Holdings Co., Ltd.	2,600	190,659
Mitsubishi Electric Corp.	11,000	100,766
Mitsubishi Estate Co., Ltd.	15,000	306,413
Mitsubishi Tanabe Pharma Corp.	5,000	88,238
Mitsubishi UFJ Financial Group, Inc.	174,800	1,056,183
Mitsui Chemicals, Inc.	269,000	862,139
Mitsui Fudosan Co., Ltd.	11,000	301,525
Mizuho Financial Group, Inc.	269,300	503,753
MS&AD Insurance Group Holdings, Inc.	56,900	1,526,618
Murata Manufacturing Co., Ltd.	2,900	374,606
Nagoya Railroad Co., Ltd.	23,000	90,386
NEC Corp.	17,000	52,340
NH Foods Ltd.	2,000	40,814
Nidec Corp.	2,600	178,791
Nintendo Co., Ltd.	1,700	286,538
Nippon Building Fund Inc.	38	183,876
Nippon Prologis REIT, Inc.	47	85,281
Nippon Sheet Glass Co. Ltd.	980,000	830,275
Nippon Telegraph & Telephone Corp.	13,100	461,429
Nippon Yusen KK	717,000	1,661,600
Nissan Motor Co., Ltd.	294,800	2,710,567
Nisshin Seifun Group Inc.	8,100	117,785
NISSIN FOODS HOLDINGS Co., Ltd.	2,600	119,608
NITORI Holdings Co., Ltd	1,000	78,304
NTT DOCOMO, Inc.	26,000	438,543
Odakyu Electric Railway Co., Ltd.	12,000	108,065
Olympus Corp.	3,600	112,314
Ono Pharmaceutical Co., Ltd.	1,800	213,418
Oracle Corp. (Japan)	2,100	88,681
Oriental Land Co., Ltd.	3,800	212,204
ORIX Corp.	7,500	96,745
Osaka Gas Co., Ltd.	42,000	159,240
Otsuka Holdings Co., Ltd.	6,400	204,362
Panasonic Corp.	29,600	299,556
Rakuten, Inc.	14,000	178,954
Ricoh Co., Ltd.	12,600	127,171
Ryohin Keikaku Co., Ltd.	400	81,443
Santen Pharmaceutical Co., Ltd.	8,700	116,803
SECOM Co., Ltd.	3,500	210,492
Sekisui House, Ltd.	4,600	72,054
Seven & I Holdings Co., Ltd.	13,700	625,174
Shimamura Co., Ltd.	400	42,879
Shimano Inc.	1,100	154,545
Shin-Etsu Chemical Co., Ltd.	2,500	128,210
Shionogi & Co., Ltd	6,300	225,824
Shiseido Co., Ltd.	6,400	139,563
SoftBank Group Corp.	16,500	762,956
Sompo Japan Nipponkoa Holdings, Inc.	3,100	90,039
Sony Corp. (a)	18,400	451,023
Sumitomo Corp.	288,400	2,788,945

INTERNATIONAL VALUE FUND
Portfolio of Investments
International Value Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
Japan | continued	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	11,600	$ 439,875
Sumitomo Mitsui Trust Holdings, Inc.	701,000	2,569,197
Sumitomo Realty & Development Co., Ltd.	2,000	63,655
Suntory Beverage & Food Ltd.	4,100	157,518
Suzuken Co., Ltd.	2,200	73,364
Sysmex Corp.	4,000	211,247
Takeda Pharmaceutical Co. Ltd.	15,600	684,407
Terumo Corp.	4,100	116,041
Toho Gas Co., Ltd.	12,000	70,761
Tohoku Electric Power Co., Inc.	4,100	55,561
Tokio Marine Holdings, Inc.	8,100	302,616
Tokyo Electric Power Co., Inc. (a)	15,400	102,866
Tokyo Electron Ltd.	1,400	66,101
Tokyo Gas Co., Ltd.	39,000	188,655
Tokyu Corp.	27,000	198,143
TonenGeneral Sekiyu KK	8,000	77,527
Toray Industries, Inc.	12,000	103,743
Toshiba Corp.	35,000	88,174
Toyo Suisan Kaisha, Ltd.	2,300	87,198
Toyota Motor Corp.	34,700	2,031,613
Unicharm Corp.	3,700	65,534
United Urban Investment Corp.	41	54,755
USS Co., Ltd.	3,200	53,223
West Japan Railway Co.	3,700	231,901
Yahoo Japan Corp.	24,600	93,652
Yakult Honsha Co., Ltd.	1,000	49,812
Total Japan		43,384,308

Norway| 1.1%
Marine Harvest ASA	164,235	2,089,396
Total Norway		2,089,396

Netherlands | 3.3%
Aegon NV	273,666	1,569,239
ASML Holding NV	18,649	1,639,300
DSM NV	62,705	2,893,936
Royal BAM Group NV	99,373	464,854
Total Netherlands		6,567,329

Portugal | 0.0%
Banco Espirito Santo SA (a)	2,678,100	-
Total Portugal		-

Republic of South Korea | 0.7%
KB Financial Group Inc.	24,925	740,889
Posco	5,125	724,649
Total Republic of South Korea		1,465,538

Singapore | 0.9%
CapitaLand Mall Trust	39,400	52,684
ComfortDelGro Corp. Ltd.	85,800	173,331
Jardine Matheson Holdings Ltd.	18,800	890,198
Singapore Telecommunications Ltd.	157,100	394,215
StarHub Ltd.	57,500	140,007
Suntec REIT	63,700	67,285
Wilmar International Ltd.	31,300	56,635
Total Singapore		1,774,355

INTERNATIONAL VALUE FUND
Portfolio of Investments
International Value Fund | September 30, 2015 | (Unaudited)

Common Stocks | continued
Spain | 4.0%	Shares	Value
Banco Popular Espanol SA	307,889	$ 1,124,728
Banco Santander SA	586,931	3,120,951
IBERDROLA SA (a)	553,295	3,686,724
Total Spain		7,932,403

Sweden | 2.3%
AB Electrolux (Class B)	2,134	60,300
Atlas Copco AB (Class B)	10,323	230,907
Getinge AB (Class B)	2,614	58,343
Hennes & Mauritz AB (Class B)	21,628	790,209
Hexagon AB (Class B)	1,843	56,306
ICA Gruppen AB	7,361	249,201
Millicom International Cellular SA SDR	797	49,842
Nordea Bank AB	12,891	143,819
Swedbank AB (Class A)	3,214	71,095
Swedish Match AB	7,934	239,833
Svenska Cellulosa AB SCA (Class B)	11,711	327,699
Svenska Handelsbanken AB (Class A)	10,897	156,316
Telefonaktiebolaget LM Ericsson (Class B)	41,579	407,874
TeliaSonera AB	69,556	375,448
Volvo AB (Class B)	140,701	1,347,795
Total Sweden		4,564,987

Switzerland | 10.4%
Actelion Ltd. REG	378	48,042
Adecco SA REG	31,308	2,292,860
Credit Suisse Group AG REG	87,270	2,097,695
Georg Fischer Ltd. REG	4,835	2,740,355
LafargeHolcim REG	60,695	3,181,633
Nestlé SA REG	29,930	2,250,905
Novartis AG REG (a)	39,378	3,619,304
Roche Holding AG REG	14,285	3,792,261
Syngenta AG REG	954	305,672
Total Switzerland		20,328,727

Thailand | 0.5%
Krung Thai Bank Public Company, Ltd.	2,034,800	960,547
Total Thailand		960,547
Total Common Stocks
(Cost $199,829,428)		195,329,895

Rights | Less than 0.1% of portfolio
Spain
Banco Popular Espanol SA	307,889	6,165
Total Rights
(Cost $6,947)		6,165

Money Market Fund | 0.4% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class), 0.13% (c)	850,049	850,049
Total Money Market Fund
(Cost $850,049)		850,049

Total Investments in Securities
(Cost $200,686,424) | 100%		$ 196,186,109

INTERNATIONAL VALUE FUND
Portfolio of Investments
International Value Fund | September 30, 2015 | (Unaudited)

(a) Non-income producing.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $109,581 and represents 0.06% of total investments.

(c) 7-day yield at September 30, 2015.

NV - Naamloze Vennottschap
SA - Société Anonyme or Sociedad Anónima
plc - Public Limited Company
AG - Aktiengesellschaft
ADR - American Depositary Receipt
SE - Societas Europaea
REG - Registered Shares
KGaA - Kommanditgesellschaft auf Aktien
ORD - Ordinary Shares
SpA - Società per Azioni
KK - Kabushiki Kaisha
REIT - Real Estate Investment Trust
ASA - Allmennaksjeselskap
AB - Aktiebolag

At September 30, 2015, the cost of investment securities for tax purposes was $201,539,650.  Net unrealized depreciation of investment securities was $5,353,541 consisting of unrealized gains of $15,859,333 and unrealized losses of $21,212,874.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$ -	$ 192,283,742	$ -	$ 192,283,742
American Depository Receipts	$ 2,996,311	$ 49,842	$ -	$ 3,046,153
Rights	$ 6,165	$ -	$ -	$ 6,165
Cash Equivalents	$ 850,049	$ -	$ -	$ 850,049
	$ 3,852,525	$ 192,333,584	$ -	$ 196,186,109

There were no transfers between levels during the period ended September 30, 2015.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Common Stocks | 95.7% of net assets
Aerospace & Defense | 2.6%	Shares	Value
Boeing Co.	236,380	$ 30,953,961
General Dynamics Corp.	111,968	15,445,985
Honeywell International, Inc.	288,591	27,326,682
L-3 Communications Holdings, Inc.	29,724	3,106,752
Lockheed Martin Corp.	98,774	20,476,838
Northrop Grumman Corp.	69,282	11,497,348
Precision Castparts Corp.	51,032	11,722,561
Raytheon Co.	112,653	12,308,467
Rockwell Collins, Inc.	48,832	3,996,411
Textron, Inc.	102,501	3,858,138
United Technologies Corp.	306,439	27,270,006
Total Aerospace & Defense		167,963,149

Air Freight & Logistics | 0.7%
C.H. Robinson Worldwide, Inc.	52,331	3,546,995
Expeditors International of Washington, Inc.	70,615	3,322,436
FedEx Corp.	97,322	14,012,422
United Parcel Service, Inc., Class B	258,021	25,464,092
Total Air Freight & Logistics		46,345,945

Airlines | 0.6%
American Airlines Group, Inc.	247,923	9,626,850
Delta Air Lines, Inc.	293,843	13,184,735
Southwest Airlines Co.	243,336	9,256,502
United Continental Holdings, Inc. (a)	139,628	7,407,265
Total Airlines		39,475,352

Auto Components | 0.4%
BorgWarner, Inc.	83,533	3,474,138
Delphi Automotive PLC	105,241	8,002,526
Goodyear Tire & Rubber Co.	99,592	2,921,033
Johnson Controls, Inc.	241,751	9,998,821
Total Auto Components		24,396,518

Automobiles | 0.6%
Ford Motor Co.	1,438,849	19,525,181
General Motors Co.	532,393	15,982,438
Harley-Davidson, Inc.	77,180	4,237,182
Total Automobiles		39,744,801

Banks | 5.8%
Bank of America Corp.	3,866,026	60,232,685
BB&T Corp.	286,881	10,212,964
Citigroup, Inc.	1,110,669	55,100,289
Comerica, Inc.	65,718	2,701,010
Fifth Third Bancorp	299,012	5,654,317
Huntington Bancshares, Inc.	298,493	3,164,026
JPMorgan Chase & Co.	1,366,181	83,296,056
KeyCorp	313,179	4,074,459
M&T Bank Corp.	49,090	5,986,525
People's United Financial, Inc.	112,010	1,761,917
PNC Financial Services Group, Inc. (b)	190,032	16,950,854
Regions Financial Corp.	494,833	4,458,445
SunTrust Banks, Inc.	190,578	7,287,703
U.S. Bancorp	612,576	25,121,742
Wells Fargo & Co.	1,729,898	88,830,262
Zions Bancorporation	75,325	2,074,450
Total Banks		376,907,704

Beverages | 2.2%
Brown-Forman Corp., Class B	39,200	3,798,480
Coca-Cola Co.	1,445,704	58,001,645
Coca-Cola Enterprises, Inc.	77,807	3,761,968
Constellation Brands, Inc., Class A	63,654	7,970,117
Dr Pepper Snapple Group, Inc.	70,784	5,595,475
Molson Coors Brewing Co., Class B	58,940	4,893,199
Monster Beverage Corp. (a)	56,257	7,602,571
PepsiCo, Inc.	543,502	51,252,239
Total Beverages		142,875,694

Biotechnology | 2.9%
Alexion Pharmaceuticals, Inc. (a)	83,542	13,065,133
Amgen, Inc.	280,697	38,826,009
Baxalta, Inc.	200,928	6,331,241

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Common Stocks | continued	Shares	Value
Biogen, Inc. (a)	86,843	$ 25,341,656
Celgene Corp. (a)	291,756	31,559,247
Gilead Sciences, Inc.	542,550	53,272,985
Regeneron Pharmaceuticals, Inc. (a)	28,559	13,283,933
Vertex Pharmaceuticals, Inc. (a)	89,989	9,371,454
Total Biotechnology		191,051,658

Building Products | 0.1%
Allegion PLC	34,669	1,999,014
Masco Corp.	128,326	3,231,249
Total Building Products		5,230,263

Capital Markets | 2.1%
Affiliated Managers Group, Inc. (a)	20,204	3,454,682
Ameriprise Financial, Inc.	65,775	7,178,026
Bank of New York Mellon Corp.	409,490	16,031,533
BlackRock, Inc. (b)	47,394	14,098,293
Charles Schwab Corp.	443,044	12,653,337
E*Trade Financial Corp. (a)	107,021	2,817,863
Franklin Resources, Inc.	143,993	5,365,179
Goldman Sachs Group, Inc.	148,697	25,837,591
Invesco Ltd.	159,009	4,965,851
Legg Mason, Inc.	40,516	1,685,871
Morgan Stanley	562,791	17,727,916
Northern Trust Corp.	80,986	5,520,006
State Street Corp.	150,609	10,122,431
T. Rowe Price Group, Inc.	94,590	6,574,005
Total Capital Markets		134,032,584

Chemicals | 2.0%
Air Products & Chemicals, Inc.	71,359	9,103,981
Airgas, Inc.	25,115	2,243,523
CF Industries Holdings, Inc.	86,885	3,901,137
Dow Chemical Co.	428,422	18,165,093
E.I. du Pont de Nemours & Co.	334,196	16,108,247
Eastman Chemical Co.	55,000	3,559,600
Ecolab, Inc.	98,250	10,779,990
FMC Corp.	49,539	1,679,867
International Flavors & Fragrances, Inc.	29,862	3,083,550
LyondellBasell Industries NV, Class A	137,659	11,475,254
Monsanto Co.	173,127	14,774,658
Mosaic Co.	124,470	3,872,262
PPG Industries, Inc.	100,363	8,800,831
Praxair, Inc.	105,762	10,772,917
Sherwin-Williams Co.	29,243	6,514,756
Sigma-Aldrich Corp.	44,091	6,125,122
Total Chemicals		130,960,788

Commercial Services & Supplies | 0.5%
ADT Corp. (c)	62,000	1,853,800
Cintas Corp.	32,959	2,826,234
Iron Mountain, Inc.	69,673	2,161,257
Pitney Bowes, Inc.	73,611	1,461,178
Republic Services, Inc.	88,852	3,660,703
Stericycle, Inc. (a)(c)	31,398	4,374,055
Tyco International PLC	155,437	5,200,922
Waste Management, Inc.	155,404	7,740,673
Total Commercial Services & Supplies		29,278,822

Communications Equipment | 1.4%
Cisco Systems, Inc.	1,877,611	49,287,289
F5 Networks, Inc. (a)	26,556	3,075,185
Harris Corp.	45,496	3,328,032
Juniper Networks, Inc.	129,732	3,335,410
Motorola Solutions, Inc.	58,752	4,017,462
QUALCOMM, Inc.	581,320	31,234,323
Total Communications Equipment		94,277,701

Construction & Engineering | 0.1%
Fluor Corp.	54,461	2,306,424
Jacobs Engineering Group, Inc. (a)	46,610	1,744,612

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Common Stocks | continued	Shares	Value
Quanta Services, Inc. (a)(c)	75,400	$ 1,825,434
Total Construction & Engineering		5,876,470

Construction Materials | 0.1%
Martin Marietta Materials, Inc.	24,722	3,756,508
Vulcan Materials Co.	48,976	4,368,659
Total Construction Materials		8,125,167

Consumer Finance | 0.7%
American Express Co.	314,627	23,323,300
Capital One Financial Corp.	200,691	14,554,111
Discover Financial Services	160,870	8,363,631
Navient Corp.	138,288	1,554,357
Total Consumer Finance		47,795,399

Containers & Packaging | 0.2%
Avery Dennison Corp.	33,830	1,913,763
Ball Corp.	50,895	3,165,669
Owens-Illinois, Inc. (a)(c)	60,630	1,256,254
Sealed Air Corp.	76,051	3,565,271
WestRock Co.	96,257	4,951,460
Total Containers & Packaging		14,852,417

Distributors | 0.1%
Genuine Parts Co.	56,190	4,657,589
Total Distributors		4,657,589

Diversified Consumer Services | 0.1%
H&R Block, Inc.	101,617	3,678,535
Total Diversified Consumer Services		3,678,535

Diversified Financial Services | 2.0%
Berkshire Hathaway, Inc., Class B (a)	693,009	90,368,374
CME Group, Inc.	124,762	11,570,428
IntercontinentalExchange Group, Inc.	40,800	9,587,592
Leucadia National Corp.	124,668	2,525,774
McGraw-Hill Financial, Inc.	101,045	8,740,392
Moody's Corp.	64,369	6,321,036
NASDAQ OMX Group, Inc.	43,883	2,340,280
Total Diversified Financial Services		131,453,876

Diversified Telecommunication Services | 2.3%
AT&T, Inc.	2,273,076	74,056,816
CenturyLink, Inc.	208,126	5,228,125
Frontier Communications Corp.	426,431	2,025,547
Level 3 Communications, Inc. (a)	106,641	4,659,145
Verizon Communications, Inc.	1,502,095	65,356,154
Total Diversified Telecommunication Services		151,325,787

Electric Utilities | 1.7%
American Electric Power Co., Inc.	180,878	10,284,723
Duke Energy Corp.	255,302	18,366,426
Edison International	120,284	7,586,312
Entergy Corp.	66,277	4,314,633
Eversource Energy	117,270	5,936,207
Exelon Corp.	317,955	9,443,264
FirstEnergy Corp.	155,804	4,878,223
NextEra Energy, Inc.	170,278	16,610,619
Pepco Holdings, Inc.	93,691	2,269,196
Pinnacle West Capital Corp.	40,922	2,624,737
PPL Corp.	246,653	8,112,417
Southern Co.	335,313	14,988,491
Xcel Energy, Inc.	187,143	6,626,734
Total Electric Utilities		112,041,982

Electrical Equipment | 0.4%
AMETEK, Inc.	89,165	4,665,113

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Common Stocks | continued	Shares	Value
Eaton Corp. PLC	172,445	$ 8,846,429
Emerson Electric Co.	242,606	10,715,907
Rockwell Automation, Inc.	49,692	5,042,247
Total Electrical Equipment		29,269,696

Electronic Equipment, Instruments & Components | 0.4%
Amphenol Corp., Class A	114,048	5,811,886
Corning, Inc.	453,608	7,765,769
FLIR Systems, Inc.	51,061	1,429,197
TE Connectivity Ltd.	148,631	8,901,511
Total Electronic Equipment, Instruments & Components		23,908,363

Energy Equipment & Services | 0.9%
Cameron International Corp. (a)	70,664	4,333,117
Diamond Offshore Drilling, Inc. (c)	23,577	407,882
Ensco PLC, Class A	84,813	1,194,167
Halliburton Co.	314,127	11,104,389
National Oilwell Varco, Inc.	143,194	5,391,254
Schlumberger Ltd.	467,725	32,258,993
Transocean Ltd. (c)	127,604	1,648,644
Total Energy Equipment & Services		56,338,446

Food & Staples Retailing | 2.3%
Costco Wholesale Corp.	162,251	23,456,627
CVS Health Corp.	411,710	39,721,781
Kroger Co.	359,493	12,966,912
Sysco Corp.	204,383	7,964,806
Wal-Mart Stores, Inc.	582,593	37,775,330
Walgreens Boots Alliance, Inc.	323,407	26,875,122
Whole Foods Market, Inc.	132,270	4,186,345
Total Food & Staples Retailing		152,946,923

Food Products | 1.6%
Archer-Daniels-Midland Co.	225,289	9,338,229
Campbell Soup Co.	65,611	3,325,165
ConAgra Foods, Inc.	159,762	6,471,959
General Mills, Inc.	221,329	12,423,197
Hershey Co.	54,182	4,978,242
Hormel Foods Corp.	49,759	3,150,242
J.M. Smucker Co.	38,073	4,343,749
Kellogg Co.	94,175	6,267,346
Keurig Green Mountain, Inc.	44,345	2,312,148
Kraft Heinz Co.	219,856	15,517,437
McCormick & Co., Inc.	42,820	3,518,948
Mead Johnson Nutrition Co.	74,773	5,264,019
Mondelez International, Inc., Class A	595,266	24,923,787
Tyson Foods, Inc., Class A	112,612	4,853,577
Total Food Products		106,688,045

Gas Utilities | 0.0%
AGL Resources, Inc.	44,278	2,702,729
Total Gas Utilities		2,702,729

Health Care Equipment & Supplies | 2.0%
Abbott Laboratories	549,621	22,105,757
Baxter International, Inc.	200,928	6,600,485
Becton Dickinson & Co.	77,302	10,254,883
Boston Scientific Corp. (a)	494,952	8,122,162
C.R. Bard, Inc.	27,411	5,106,943
DENTSPLY International, Inc.	51,617	2,610,272
Edwards Lifesciences Corp. (a)	39,709	5,645,429
Intuitive Surgical, Inc. (a)	13,608	6,253,965
Medtronic PLC	522,366	34,967,180
St. Jude Medical, Inc.	103,416	6,524,515
Stryker Corp.	117,056	11,014,970
Varian Medical Systems, Inc. (a)	36,844	2,718,350
Zimmer Biomet Holdings, Inc.	62,986	5,916,275
Total Health Care Equipment & Supplies		127,841,186

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Health Care Providers & Services | 2.7%	Shares	Value
Aetna, Inc.	128,918	$ 14,104,919
AmerisourceBergen Corp.	75,984	7,217,720
Anthem, Inc.	96,706	13,538,840
Cardinal Health, Inc.	120,860	9,284,465
Cigna Corp.	95,015	12,828,925
DaVita HealthCare Partners, Inc. (a)	63,482	4,591,653
Express Scripts Holding Co. (a)	249,467	20,196,848
HCA Holdings, Inc. (a)	117,966	9,125,850
Henry Schein, Inc. (a)	30,871	4,097,199
Humana, Inc.	54,671	9,786,109
Laboratory Corp. of America Holdings (a)	37,066	4,020,549
McKesson Corp.	85,918	15,897,408
Patterson Cos., Inc.	31,346	1,355,715
Quest Diagnostics, Inc.	53,028	3,259,631
Tenet Healthcare Corp. (a)(c)	37,071	1,368,661
UnitedHealth Group, Inc.	352,780	40,926,008
Universal Health Services, Inc., Class B	33,653	4,200,231
Total Health Care Providers & Services		175,800,731

Health Care Technology | 0.1%
Cerner Corp. (a)	113,054	6,778,718
Total Health Care Technology		6,778,718

Hotels, Restaurants & Leisure | 1.8%
Carnival Corp.	170,998	8,498,601
Chipotle Mexican Grill, Inc. (a)	11,462	8,255,505
Darden Restaurants, Inc.	42,118	2,886,768
Marriott International, Inc., Class A	73,648	5,022,794
McDonald's Corp.	348,167	34,304,895
Royal Caribbean Cruises Ltd.	63,470	5,654,542
Starbucks Corp.	548,318	31,166,395
Starwood Hotels & Resorts Worldwide, Inc.	63,088	4,194,090
Wyndham Worldwide Corp.	44,319	3,186,536
Wynn Resorts Ltd.	30,182	1,603,268
Yum! Brands, Inc.	159,635	12,762,818
Total Hotels, Restaurants & Leisure		117,536,212

Household Durables | 0.4%
D.R. Horton, Inc.	120,516	3,538,350
Garmin Ltd.	43,738	1,569,320
Harman International Industries, Inc.	26,268	2,521,465
Leggett & Platt, Inc.	51,213	2,112,536
Lennar Corp., Class A	64,253	3,092,497
Mohawk Industries, Inc. (a)	23,515	4,274,792
Newell Rubbermaid, Inc.	99,199	3,939,192
PulteGroup, Inc.	119,290	2,251,002
Whirlpool Corp.	29,034	4,275,547
Total Household Durables		27,574,701

Household Products | 1.7%
Clorox Co.	47,562	5,494,838
Colgate-Palmolive Co.	332,696	21,112,888
Kimberly-Clark Corp.	134,419	14,657,048
Procter & Gamble Co.	1,001,586	72,054,097
Total Household Products		113,318,871

Independent Power & Renewable Electricity Producers | 0.1%
AES Corp.	251,944	2,466,532
NRG Energy, Inc.	124,274	1,845,469
Total Independent Power & Renewable Electricity Producers		4,312,001

Industrial Conglomerates | 2.3%
3M Co.	230,822	32,723,635
Danaher Corp.	220,045	18,750,034
General Electric Co.	3,727,294	94,002,355
Roper Industries, Inc.	37,111	5,815,294
Total Industrial Conglomerates		151,291,318

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Common Stocks | continued
Insurance | 2.6%	Shares	Value
ACE Ltd.	119,776	$ 12,384,838
Aflac, Inc.	160,182	9,311,380
Allstate Corp.	147,906	8,614,045
American International Group, Inc.	477,678	27,141,664
Aon PLC	104,011	9,216,415
Assurant, Inc.	25,099	1,983,072
Chubb Corp.	84,001	10,302,723
Cincinnati Financial Corp.	54,610	2,938,018
Genworth Financial, Inc., Class A (a)	182,289	842,175
Hartford Financial Services Group, Inc.	153,282	7,017,250
Lincoln National Corp.	93,411	4,433,286
Loews Corp.	106,132	3,835,610
Marsh & McLennan Cos., Inc.	195,789	10,224,102
MetLife, Inc.	411,939	19,422,924
Principal Financial Group, Inc.	101,176	4,789,672
Progressive Corp.	216,783	6,642,231
Prudential Financial, Inc.	167,239	12,745,284
Torchmark Corp.	43,045	2,427,738
Travelers Cos., Inc.	115,034	11,449,334
Unum Group	92,115	2,955,049
XL Group PLC	113,205	4,111,606
Total Insurance		172,788,416

Integrated Oil & Gas | 2.2%
ConocoPhillips	455,180	21,830,433
Exxon Mobil Corp.	1,543,584	114,765,470
Marathon Oil Corp.	249,180	3,837,372
Total Integrated Oil & Gas		140,433,275

Internet & Catalog Retail | 1.8%
Amazon.com, Inc. (a)	141,690	72,529,694
Expedia, Inc.	36,810	4,331,801
Netflix, Inc. (a)	157,378	16,250,852
Priceline Group, Inc. (a)	18,759	23,202,257
TripAdvisor, Inc. (a)(c)	41,326	2,604,364
Total Internet & Catalog Retail		118,918,968

Internet Software & Services | 3.7%
Akamai Technologies, Inc. (a)	65,921	4,552,504
Alphabet, Inc., Class A (a)	107,100	68,369,427
Alphabet, Inc., Class C (a)	109,294	66,496,656
eBay, Inc. (a)	414,360	10,126,958
Equinix, Inc. (c)	21,015	5,745,501
Facebook, Inc., Class A (a)	834,715	75,040,879
VeriSign, Inc. (a)(c)	36,916	2,604,793
Yahoo!, Inc. (a)	319,895	9,248,164
Total Internet Software & Services		242,184,882

IT Services | 3.6%
Accenture PLC, Class A	231,202	22,717,909
Alliance Data Systems Corp. (a)	22,908	5,932,714
Automatic Data Processing, Inc.	172,379	13,852,376
Cognizant Technology Solutions Corp., Class A (a)	225,392	14,111,793
Computer Sciences Corp.	50,829	3,119,884
Fidelity National Information Services, Inc.	104,650	7,019,922
Fiserv, Inc. (a)	86,631	7,503,111
International Business Machines Corp.	332,966	48,270,081
Mastercard, Inc., Class A	369,264	33,278,072
Paychex, Inc.	118,968	5,666,446
PayPal Holdings, Inc. (a)	410,422	12,739,499
Teradata Corp. (a)(c)	52,962	1,533,780
Total System Services, Inc.	62,522	2,840,374
Visa, Inc., Class A	721,355	50,249,589
Western Union Co.	190,612	3,499,636
Xerox Corp.	371,710	3,616,738
Total IT Services		235,951,924

Leisure Products | 0.1%
Hasbro, Inc.	41,360	2,983,710
Mattel, Inc.	124,909	2,630,584
Total Leisure Products		5,614,294

Life Sciences Tools & Services | 0.4%
Agilent Technologies, Inc.	123,008	4,222,865
PerkinElmer, Inc.	42,112	1,935,468
Thermo Fisher Scientific, Inc.	146,955	17,969,657
Waters Corp. (a)(c)	30,529	3,608,833
Total Life Sciences Tools & Services		27,736,823

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Common Stocks | continued
Machinery | 1.2%	Shares	Value
Caterpillar, Inc.	222,854	$ 14,565,737
Cummins, Inc.	61,368	6,663,337
Deere & Co.	115,318	8,533,532
Dover Corp.	57,771	3,303,346
Flowserve Corp.	49,918	2,053,627
Illinois Tool Works, Inc.	121,722	10,018,938
Ingersoll-Rand PLC	97,730	4,961,752
Joy Global, Inc.	34,113	509,307
PACCAR, Inc.	130,985	6,833,487
Parker Hannifin Corp.	51,197	4,981,468
Pentair PLC	66,320	3,384,973
Snap-on, Inc.	21,532	3,250,040
Stanley Black & Decker, Inc.	56,753	5,503,906
Xylem, Inc.	67,561	2,219,379
Total Machinery		76,782,829

Media | 3.1%
Cablevision Systems Corp., New York Group, Class A	81,799	2,656,013
CBS Corp., Class B	164,182	6,550,862
Comcast Corp., Class A	782,290	44,496,655
Comcast Corp., Special Class A	135,881	7,777,828
Discovery Communications, Inc., Class A (a)(c)	55,065	1,433,342
Discovery Communications, Inc., Class C (a)	97,018	2,356,567
Interpublic Group of Cos., Inc.	152,449	2,916,349
News Corp., Class A	140,837	1,777,363
News Corp., Class B	39,823	510,531
Omnicom Group, Inc.	90,196	5,943,916
Scripps Networks Interactive, Inc., Class A	35,252	1,734,046
TEGNA, Inc.	84,325	1,888,037
Time Warner Cable, Inc.	104,719	18,783,447
Time Warner, Inc.	301,740	20,744,625
Twenty-First Century Fox, Inc., Class A	451,372	12,178,017
Twenty-First Century Fox, Inc., Class B	159,244	4,310,735
Viacom, Inc., Class B	128,365	5,538,950
Walt Disney Co.	573,063	58,567,039
Total Media		200,164,322

Metals & Mining | 0.2%
Alcoa, Inc.	483,475	4,670,369
Freeport-McMoRan, Inc.	383,965	3,720,621
Newmont Mining Corp.	195,240	3,137,507
Nucor Corp.	117,819	4,424,103
Total Metals & Mining		15,952,600

Multi-Utilities | 1.2%
Ameren Corp.	89,577	3,786,420
CenterPoint Energy, Inc.	158,825	2,865,203
CMS Energy Corp.	101,892	3,598,826
Consolidated Edison, Inc.	108,125	7,228,156
Dominion Resources, Inc.	219,099	15,420,188
DTE Energy Co.	66,206	5,320,976
NiSource, Inc.	118,026	2,189,382
PG&E Corp.	180,683	9,540,062
Public Service Enterprise Group, Inc.	186,755	7,873,591
SCANA Corp.	52,763	2,968,446
Sempra Energy	87,009	8,415,511
TECO Energy, Inc.	86,116	2,261,406
WEC Energy Group, Inc.	116,373	6,076,998
Total Multi-Utilities		77,545,165

Multiline Retail | 0.7%
Dollar General Corp.	109,687	7,945,726
Dollar Tree, Inc. (a)(c)	86,740	5,782,089
Kohl's Corp.	73,052	3,383,038
Macy's, Inc.	122,126	6,267,506
Nordstrom, Inc.	52,053	3,732,721
Target Corp.	232,073	18,254,862
Total Multiline Retail		45,365,942

Oil & Gas Drilling | 0.0%
Helmerich & Payne, Inc.	39,920	1,886,619
Total Oil & Gas Drilling		1,886,619

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Common Stocks | continued
Oil & Gas Equipment & Services | 0.2%	Shares	Value
Baker Hughes, Inc.	160,474	$ 8,351,067
FMC Technologies, Inc. (a)	85,249	2,642,719
Total Oil & Gas Equipment & Services		10,993,786

Oil & Gas Exploration & Production | 0.6%
Anadarko Petroleum Corp.	187,521	11,324,393
Apache Corp.	139,217	5,451,738
Cabot Oil & Gas Corp.	152,695	3,337,913
Cimarex Energy Co.	34,582	3,543,963
Newfield Exploration Co. (a)	60,442	1,988,542
Noble Energy, Inc.	158,022	4,769,104
Pioneer Natural Resources Co.	55,119	6,704,675
Range Resources Corp.	61,607	1,978,817
Southwestern Energy Co. (a)(c)	143,267	1,818,058
Total Oil & Gas Exploration & Production		40,917,203

Oil, Gas & Consumable Fuels | 2.5%
Chesapeake Energy Corp. (c)	186,426	1,366,503
Chevron Corp.	696,123	54,910,182
Columbia Pipeline Group, Inc.	117,170	2,143,039
CONSOL Energy, Inc. (c)	83,199	815,350
Devon Energy Corp.	142,664	5,291,408
EOG Resources, Inc.	202,656	14,753,357
EQT Corp.	56,244	3,642,924
Hess Corp.	90,182	4,514,511
Kinder Morgan, Inc.	665,057	18,408,778
Marathon Petroleum Corp.	198,416	9,192,613
Murphy Oil Corp.	59,971	1,451,298
Occidental Petroleum Corp.	282,375	18,679,106
ONEOK, Inc.	77,071	2,481,686
Phillips 66	176,956	13,597,299
Spectra Energy Corp.	247,841	6,510,783
Tesoro Corp.	45,454	4,419,947
Total Oil, Gas & Consumable Fuels		162,178,784

Paper & Forest Products | 0.1%
International Paper Co.	154,140	5,824,951
Total Paper & Forest Products		5,824,951

Personal Products | 0.1%
Estee Lauder Cos., Inc., Class A	83,489	6,735,893
Total Personal Products		6,735,893

Pharmaceuticals | 5.9%
AbbVie, Inc.	612,570	33,329,934
Allergan PLC (a)	145,690	39,599,999
Bristol-Myers Squibb Co.	617,084	36,531,373
Eli Lilly & Co.	360,532	30,172,923
Endo International PLC (a)	76,924	5,329,295
Johnson & Johnson	1,022,933	95,490,795
Mallinckrodt PLC (a)	43,185	2,761,249
Merck & Co., Inc.	1,043,017	51,514,610
Mylan NV (a)	151,965	6,118,111
Perrigo Co. PLC	53,998	8,492,265
Pfizer, Inc.	2,279,177	71,588,949
Zoetis, Inc.	169,560	6,982,481
Total Pharmaceuticals		387,911,984

Professional Services | 0.2%
Dun & Bradstreet Corp.	13,110	1,376,550
Equifax, Inc.	43,936	4,269,700
Nielsen Holdings PLC	136,266	6,059,749
Robert Half International, Inc.	49,868	2,551,247
Total Professional Services		14,257,246

Real Estate Investment Trusts (REITs) | 2.4%
American Tower Corp.	156,197	13,742,212
Apartment Investment & Management Co., Class A	58,207	2,154,823
AvalonBay Communities, Inc.	48,802	8,531,566
Boston Properties, Inc.	56,635	6,705,584
Crown Castle International Corp.	123,190	9,715,995
Equity Residential	134,377	10,094,400
Essex Property Trust, Inc.	24,127	5,390,454

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Common Stocks | continued	Shares	Value
General Growth Properties, Inc.	216,253	$ 5,616,091
HCP, Inc.	170,442	6,348,965
Host Hotels & Resorts, Inc. (c)	279,719	4,422,357
Kimco Realty Corp.	152,381	3,722,668
Macerich Co.	49,789	3,824,791
Plum Creek Timber Co., Inc. (c)	64,838	2,561,749
Prologis, Inc.	193,468	7,525,905
Public Storage	54,332	11,498,281
Realty Income Corp. (c)	85,849	4,068,384
Simon Property Group, Inc.	114,371	21,012,240
SL Green Realty Corp.	36,765	3,976,503
Ventas, Inc.	122,156	6,848,065
Vornado Realty Trust	65,482	5,920,883
Welltower, Inc.	129,595	8,776,174
Weyerhaeuser Co.	191,142	5,225,822
Total Real Estate Investment Trusts (REITs)		157,683,912

Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (a)	107,091	3,426,912
Total Real Estate Management & Development		3,426,912

Refining, Marketing & Transport | 0.2%
Valero Energy Corp.	183,644	11,037,004
Total Refining, Marketing & Transport		11,037,004

Road & Rail | 0.8%
CSX Corp.	364,744	9,811,614
JB Hunt Transport Services, Inc.	33,994	2,427,172
Kansas City Southern	40,812	3,708,994
Norfolk Southern Corp.	111,510	8,519,364
Ryder System, Inc.	19,261	1,426,084
Union Pacific Corp.	320,664	28,349,904
Total Road & Rail		54,243,132

Semiconductors & Semiconductor Equipment | 2.3%
Altera Corp.	111,157	5,566,743
Analog Devices, Inc.	115,754	6,529,683
Applied Materials, Inc.	443,483	6,514,765
Avago Technologies Ltd. (c)	95,919	11,990,834
Broadcom Corp., Class A	206,629	10,626,930
First Solar, Inc. (a)	27,607	1,180,199
Intel Corp.	1,754,481	52,880,057
KLA-Tencor Corp.	59,344	2,967,200
Lam Research Corp.	58,451	3,818,604
Linear Technology Corp.	88,407	3,567,222
Microchip Technology, Inc.	77,648	3,345,852
Micron Technology, Inc. (a)	397,723	5,957,891
NVIDIA Corp.	188,689	4,651,184
Qorvo, Inc. (b)	55,169	2,485,363
Skyworks Solutions, Inc.	70,550	5,941,016
Texas Instruments, Inc.	379,722	18,803,833
Xilinx, Inc.	95,469	4,047,886
Total Semiconductors & Semiconductor Equipment		150,875,262

Software | 3.8%
Activision Blizzard, Inc.	184,985	5,714,187
Adobe Systems, Inc. (a)	183,825	15,114,092
Autodesk, Inc. (a)	84,045	3,709,746
CA, Inc.	116,871	3,190,578
Citrix Systems, Inc. (a)	59,176	4,099,713
Electronic Arts, Inc. (a)	114,792	7,777,158
Intuit, Inc.	102,503	9,097,141
Microsoft Corp.	2,960,268	131,021,462
Oracle Corp.	1,202,801	43,445,172
Red Hat, Inc. (a)(c)	67,678	4,864,695
Salesforce.com, Inc. (a)	228,945	15,895,651
Symantec Corp.	251,312	4,893,045
Total Software		248,822,640

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

Common Stocks | continued
Specialty Retail | 2.6%	Shares	Value
Advance Auto Parts, Inc.	27,016	$ 5,120,343
AutoNation, Inc. (a)	28,918	1,682,449
AutoZone, Inc. (a)	11,414	8,261,796
Bed Bath & Beyond, Inc. (a)(c)	63,244	3,606,173
Best Buy Co., Inc.	113,523	4,213,974
CarMax, Inc. (a)(c)	77,244	4,582,114
GameStop Corp., Class A (c)	39,487	1,627,259
Gap, Inc.	87,859	2,503,982
Home Depot, Inc.	474,003	54,742,606
L Brands, Inc.	94,915	8,554,689
Lowe's Cos., Inc.	341,809	23,557,476
O'Reilly Automotive, Inc. (a)(c)	36,737	9,184,250
Ross Stores, Inc.	152,764	7,404,471
Signet Jewelers Ltd.	29,582	4,026,998
Staples, Inc.	236,517	2,774,344
Tiffany & Co.	41,485	3,203,472
TJX Cos., Inc.	249,109	17,791,365
Tractor Supply Co.	50,367	4,246,945
Urban Outfitters, Inc. (a)(c)	35,003	1,028,388
Total Specialty Retail		168,113,094

Technology Hardware, Storage & Peripherals | 4.4%
Apple, Inc.	2,108,441	232,561,042
EMC Corp.	710,726	17,171,140
Hewlett-Packard Co.	666,894	17,079,155
NetApp, Inc.	110,751	3,278,230
SanDisk Corp.	75,446	4,098,981
Seagate Technology PLC	111,547	4,997,306
Western Digital Corp.	85,240	6,771,466
Total Technology Hardware, Storage & Peripherals		285,957,320

Textiles, Apparel & Luxury Goods | 1.0%
Coach, Inc.	102,000	2,950,860
Fossil Group, Inc. (a)(c)	15,506	866,475
Hanesbrands, Inc.	148,288	4,291,455
Michael Kors Holdings Ltd. (a)	71,584	3,023,708
NIKE, Inc., Class B	250,427	30,795,008
PVH Corp.	30,529	3,112,126
Ralph Lauren Corp.	22,311	2,636,268
Under Armour, Inc., Class A (a)(c)	66,531	6,438,870
VF Corp.	125,514	8,561,310
Total Textiles, Apparel & Luxury Goods		62,676,080

Thrifts & Mortgage Finance | 0.0%
Hudson City Bancorp, Inc.	175,105	1,780,818
Total Thrifts & Mortgage Finance		1,780,818

Tobacco | 1.5%
Altria Group, Inc.	726,015	39,495,216
Philip Morris International, Inc.	571,915	45,370,017
Reynolds American, Inc.	306,915	13,587,127
Total Tobacco		98,452,360

Trading Companies & Distributors | 0.2%
Fastenal Co.	107,086	3,920,419
United Rentals, Inc. (a)	35,826	2,151,351
W.W. Grainger, Inc.	22,420	4,820,524
Total Trading Companies & Distributors		10,892,294

Utilities | 0.1%
Williams Cos., Inc.	251,763	9,277,467
Total Utilities		9,277,467
Total Long-Term Investments (Cost - $4,113,517,846)		6,252,040,342

Short-Term Securities | 4.5% of net assets
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.18% (b)(d)	242,341,846	242,341,846
Prime, SL Agency Shares, 0.17% (b)(d)(e)	52,398,806	52,398,806
Total Short-Term Securities (Cost $294,740,652)		294,740,652
Total Investments (Cost $4,408,258,498*) | 100.2%		6,546,780,994
Liabilities in Excess of Other Assets | (0.2%)		(14,244,736)
Net Assets | 100.0%		$ 6,532,536,258

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

*As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax Cost	$ 4,602,364,596
Gross unrealized appreciation	2,590,107,144
Gross unrealized depreciation	(105,690,746)
Net unrealized appreciation	$ 2,484,416,398

(a) Non-income producing security.
(b) During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased		Shares Sold	Shares Held at September 30, 2015	Value at September 30, 2015	Income		Realized Gain
BlackRock Inc………………………….	39,755	7,793		(154)	47,394	$ 14,098,293	$ 291,832		$ 9,903
BlackRock Cash Funds: Institutional, SL Agency Shares……………………………………………	76,063,771	166,278,075	1	-	242,341,846	$ 242,341,846	$ 308,545		-
BlackRock Cash Funds: Prime, SL Agency Shares…………………………………………….	6,710,893	45,687,913	1	-	52,398,806	$ 52,398,806	$ 235,328	2	-
PNC Financial Services Group, Inc…………	164,243	28,757		(2,968)	190,032	$ 16,950,854	$ 266,578		$ 52,842

1 Represents net shares purchased.
2 Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other  payments to and from borrowers of securities, and less the collateral investment expenses.

(c) Security, or a portion of security, is on loan.
(d) Represents the curent yield as of report date.
(e) All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End
Contracts Long	Issue	Expiration		Notional Value	Unrealized Depreciation
2,773	S&P 500 E-Mini Index	December 2015		$ 264,641,255	$ (4,000,381)

Fair Value Hierarchy as of Period End
• Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

● Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
● Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

● Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of period ended, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1			Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks1……………………..…………….	$ 6,252,040,342			-	-	$ 6,252,040,342
Short-Term Securities:
Money Market Funds…………………....……….	294,740,652			-	-	294,740,652
Total	$ 6,546,780,994			-	-	$ 6,546,780,994

1See above Schedule of Investments for values in each industry.

	Level 1			Level 2	Level 3	Total
Derivative Financial Instruments2
Liabilities:
Equity contracts…………………………….………	$ (4,000,381)			$ -	$ -	$ (4,000,381)

2Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2015 | (Unaudited)

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts…………………………….………	$ 12,755,800	-	-	$ 12,755,800
Liabilities:
Collateral on securities loaned at value…………………………….………	-	(52,398,806)	-	$ (52,398,806)
Total	$ 12,755,800	$ (52,398,806)	$ -	$ (39,643,006)

During the period ended September 30, 2015, there were no transfers between levels.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	November 30, 2015

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	November 30, 2015